Eric Barden
Secretary
Texas Capital Value Funds
1600 West 38th Street
Austin, TX  78731
(512) 458-8166

RE:  Securities Act File No.  33-96334
Investment Company Act File No.  811-09088



February 6, 1997

Securities and Exchange Commission
Washington DC  20549

Attached is a Post-Effective Amendment to make material changes to the Form N-1A Registration Statement of the Value & Growth
Portfolio of the Texas Capital Value Funds, Inc., for your consideration.

I would like to highlight the primary material changes to the currently effective Registration Statement.

1. The Texas Opportunity Fund, a series of the Texas Capital Value Funds will no longer be offered to shareholders. At this time all shareholders have either redeemed their shares, or exchanged their shares into the surviving Value & Growth Portfolio. All references to the Texas Opportunity Fund have been deleted from the registration statement.

2. The load has been increased from 3.0% to 4.5%. The appropriate adjustments have been made in the breakpoints. Please see page 8 of the prospectus.

Additionally, we have recently filed a Post-Effective Amendment to update financial statements, which is incorporated by reference into this document.

Please address your comments to myself and I will coordinate your comments with counsel.

Thank you for your efforts.

Sincerely yours,

Eric Barden

Eric Barden
Secretary
Texas Capital Value Funds

Securities Act File No.  33-96334
Investment Company Act File No.  811-09088

Securities And Exchange Commission
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No.  4

TEXAS CAPITAL VALUE FUNDS, INC
(Exact Name of Registrant as Specified in Charter)

1600 West 38th Street, Suite 412
Austin, TX  78731
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:
(512)458-8166

Thomas Roberts
The Company Corporation, Inc.
17521 Shenandoah Court
Ashton, Maryland  20861

(Name and Address of Agent for Service)

____________________________________

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) 	|_|

On ____ pursuant to paragraph (b)        		|_|

60 Days after filing pursuant to paragraph (a)(1) 	|x|

On (date) pursuant to paragraph (a) of rule 485	|_|

Pursuant to Rule 24f-2 under the Investment Company Act of 1940,
Registrant has registered an indefinite number of shares of beneficial interest, par value of $.0001 per share, under the 1933 Securities Act. Registrant paid $437.24 on November 29, 1996 for shares issued in the previous fiscal year.

CROSS REFERENCE SHEET
(as required by Rule 495)


N-1A Item No.					Location

Part A
Item 1.  Cover Page		                   		      Cover Page
Item 2.  Synopsis				                    	      Fund Expenses
Item 3.  Condensed Financial Information	     	 Financial Highlights
Item 4.  General Description of the Registrant 	General Description of the Fund
Item 5.  Management of the Fund			              Management of the Fund
Item 6.  Capital Stock and Other Securities		   The Company
Item 7.  Purchase of Securities Being Offered	  How to Purchase Shares
Item 8.  Redemption or Repurchase			            How to Redeem Shares in the Fund
Item 9.  Pending Legal Proceedings	            	Auditors & Litigation

Part B  Information Required in a Statement of Additional Information

Item 10.  Cover Page			                        	Cover Page
Item 11.  Table of Contents	                   	Table of Contents
Item 12.   General Information and History		    Not Applicable
Item 13.  Investment Objectives and Policies	   Investment Objectives & Policies
Item 14.  Management of the Fund			             Directors & Officers
Item 15.  Control Persons				                   Principal Holders of Securities
          and Principal Holders of Securities
Item 16.  Investment Advisory and Other Services	Investment Advisor
Item 17.  Brokerage Allocation		           	    Portfolio Transactions
                                                & Brokerage
Item 18.  Capital Stock and Other Securities	  	Capital Structure
Item 19.  Purchase, Redemption, Pricing		       Net Asset Value,
                                                How to Redeem Shares
Item 20.  Tax Status				                        Tax Status
Item 21.  Underwriters			                      	Distribution of the Fund
Item 22.  Calculation of Performance Data		     Performance Information
Item 23.  Financial Statements		               	Annual Report

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement

Texas Capital Value Funds, Inc.
1600 W. 38th Street, Suite 412
Austin, Texas 78731

Existing Accounts: 800-628-4077
New Accounts & Information:    888-TEX-GROW
or    512-328-9321


Value & Growth Portfolio

Growth & Income Portfolio

Prospectus 			April 1, 1997

This prospectus sets forth concisely the information about the
       Value & Growth Portfolio, and the Growth & Income
Portfolio (each individually a "Fund", or collectively, the "Funds") that a prospective investor should know before investing. Each Fund is a non-diversified, open-end investment series of the Texas Capital Value Funds, Inc. (the "Company") commonly known as a "mutual fund."
This prospectus should be read and retained for future reference.

If you require more detailed information, a Statement of Additional Information, dated Jan. 31st, 1997 which has been filed with the Securities and Exchange Commission and incorporated by reference into this Prospectus, may be obtained without charge by writing the
above address  or calling    1-800-880-0324    .

This Prospectus is not a solicitation by the Company or any Fund for the sale of shares in any state in which the offering is not authorized. No person is authorized by the Company to give any information or make any representation other than those contained herein or in other printed or written material issued by the Company or the Company's distributor, and no person is entitled to rely upon any other information or representation.

Table of Contents
PROSPECTUS SUMMARY			          2
TABLE OF FUND EXPENSES		      	2
FINANCIAL HIGHLIGHTS			        3
GENERAL DESCRIPTION OF FUNDS		 3
CHARITABLE GIVING				          3
INVESTMENT OBJECTIVE			        4
RISKS						                    4
INVESTMENT RESTRICTIONS			     5
MANAGEMENT OF THE FUNDS		      6
HOW TO PURCHASE SHARES			      8
HOW TO REDEEM (SELL) SHARES		  9
DISTRIBUTIONS AND TAXES			    11
DISTRIBUTION PLAN				         11
RETIREMENT PLANS				          12
EXCHANGE PRIVILEGES			        12
THE COMPANY			               	12
SHAREHOLDER REPORTS		        	12
AUDITORS & LITIGATION		      	12
DETERMINING NET ASSET VALUE		 13
FUND PERFORMANCE				          13
INFORMATION FOR SHAREHOLDERS		13


Shares in each Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

Prospectus Summary

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

Investment Objective:        Value & Growth Portfolio:  Capital
appreciation by investing in equity securities of large and small domestic and foreign corporations.
       Growth & Income Portfolio: Capital appreciation and income by investing in equity securities of large-cap domestic and foreign corporations paying dividends. See "Investment Objective" on page 3.

Investment Techniques:  The Value & Growth Portfolio and the
Growth & Income Portfolio use highly quantitative techniques in the selection of stocks. The Value & Growth Portfolio seeks capital appreciation by investing in large and small companies that appear to be undervalued with the potential to substantially increase their earnings. The Growth and Income Portfolio seeks capital appreciation by investing primarily in large-cap companies that yield high
dividends.         See "Investment Objective" and "Risks" on  pages
3 and 4, respectively.

Risks: There can be no assurance that any Fund will achieve its investment objectives.  Factors which should be considered by an investor include, but are not limited to, higher than average volatility,
and the Funds' non-diversification policy.         See "Risks" on
page 5.

The Advisor: First Austin Capital Management, Inc. manages the
Value & Growth and the Growth & Income Portfolios (the "Advisor"
when such defined term is used in connection with these
Funds).         See "Management of the Funds" on page 5.

Distributions/Dividends: Paid annually from available capital gains and income. Distributions may be reinvested automatically without a sales charge. See "Distributions and Taxes" on page 11.

Initial and Subsequent Purchases:  Initially $1,000, subsequently $100
minimums,    although the Advisor may, at its option, temporarily
waive the minimums    .  For shareholders signed up for the
Autovest Plan, there is no initial minimum.  See "How to Purchase
Shares in the Fund" and "Autovest Plan" on pages 8 and 9.

Net Asset Value:  The net asset value of the Fund will be available
daily by calling    (512) 328-9321 or 1-888-TEX-GROW    .  See
"Determining Net Asset Value" on page 12.

Charitable Giving:         The Advisor of these Funds will donate
up to 10% of the Advisor's earned net proceeds from advisory fees from the Fund to various charities each year. Shareholders with at least $15,000 in either Fund will have the opportunity to designate a charity to which the Adviser will donate. See "Charitable Giving" on page 3.

Transfers From Other Mutual Funds.  Will occur at net asset value
(without sales charges). See "How to Purchase Shares in the Fund", page 8.

Table of Fund Expenses

The following table illustrates expenses and fees that a shareholder of the Funds will incur.

Shareholder Transaction Expenses
  Maximum Sales Load Imposed on Purchases                   4.5%
  Sales Load Imposed on Reinvested Dividends              None
  Deferred Sales Load                                     None
  Redemption Fees                                         (a)
  Exchange Fees                                           None

Annual Fund Operating Expenses

  Management Fees                                         1.00%
  12b-1 Fees (b)       .                                  0.25%
  Other expenses                                          0.70%
  Total Fund Operating Expenses                           1.95%

          (a) Shareholders pay a $10 charge for redemptions by fed wire and a $10 charge for redemptions by phone. There are no other redemption charges.
          (b) The level of distribution expenses is 0.25% per annum of the Fund's average net assets, of which 0.15% of the fee should be considered a service fee received by the selling broker on an annual basis for providing the investor with continuing service. The distribution expense may result in long-term shareholders paying more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

 The purpose of this table is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly as a shareholder in the Fund.

     The following examples illustrate the expenses that an investor would pay on a $1,000 investment over various time periods assuming
(1) a 5% annual rate of return, and (2) redemption at the end of each period. As noted in the table above the Funds charge no redemption fees.

   1 Year: $64  3 Years: $104  5 Years: $148  10 Years: $279

These examples should not be considered a representation of past or future expenses or performances. Actual expenses may be greater or less than those shown. The advisory fee is higher than that paid by most mutual funds. Each advisor, at its option, may reduce its fee to the extent required to limit total annual Fund operating expenses to the maximum allowed by applicable state laws.

Financial Highlights

   The following annual Financial Highlights for the Value &
Growth Portfolio has been audited by Tait, Weller & Baker L.L.P., independent certified public accountants. Their report for the fiscal year ended September 30, 1996 is included in the Annual report of the Value & Growth Portfolio that is contained in the Fund's Statement of Additional Information. The Financial Highlights for the Funds should be read in conjunction with the Financial statements and related notes included in the Funds' Annual Report. Additional information about the Fund's performance is contained in the Fund's Annual Report, which may be obtained without charge by calling or writing the Texas Capital Value Funds. The following presents information relating to a share of capital stock of the Value & Growth Portfolio, outstanding for the entire period.

VALUE & GROWTH PORTFOLIO
(For a Fund Share Outstanding Throughout the Period)
Period Ended 09/30/96

Net asset value, beginning of period	                      10.00

Income from investment operations
Net investment income (loss)		                             (.03)
Net Realized and unrealized gain
(loss) on investments		                                   	1.17
Total from investment operations	                         	1.14
Less Distributions from
Net capital gains			                                      	(.01)
NAV end of period		                                      	11.13
Total Return (b)			                                      	11.40%

Ratios/ Supplemental Data
Net Assets - End of Period ($000)	                       	$1,252

Ratios to average net assets
Expenses			                                               	2.20%
Net investment income (loss)	                             	(.51)%
Portfolio Turnover		                                       	148%

    (a) The Value & Growth Portfolio commenced operations on
November 6, 1995.  Total return is not annualized.
    (b) Total return represents aggregate total return for the period indicated and does not reflect the maximum front-end sales charge.

General Description of Funds

Each Fund is an open-ended, non-diversified series offered by Texas Capital Value Funds, Inc., a Maryland corporation incorporated on
June 26, 1995, and registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940
Act").

Charitable Giving

First Austin, the Advisor to the Value & Growth Portfolio and the Growth & Income Portfolio, will donate up to 10% of the Advisor's earned net proceeds from advisory fees from the Funds to various charities each year. Shareholders who have shares in either of these two Funds worth at least $15,000 will have the opportunity to designate a charity for the Advisor to donate to, although the amount of any such donation to such designated charity shall be determined by the Advisor. Any such charities must be non-profit groups as defined by Section 501 ( c )(3) of the Internal Revenue Code.
Since the Advisor is writing the check, there will be no impact on the shareholder's holdings in the Fund(s), nor will there be any tax deductions to any such shareholder.
Investment Objective
Each Fund has a unique investment objective although there are some aspects common to both of the Funds.

Common Characteristics: For all the Funds, purchase of issues will be primarily, but not exclusively, listed issues and American Depository Receipts on the on the New York,

American and NASDAQ exchanges and may include up to 33% foreign based companies.
     The Advisor does not use techniques such as borrowing, hedging, or short sales in the management of the Funds. The Funds make no use of derivatives.
Under normal circumstances, each Fund will have virtually all of its assets invested in equity securities. However, for temporary defensive purposes, each Fund may hold cash, money market instruments, notes or bonds, or enter into repurchase agreements, all of which will be of investment grade as determined by Moody's Investor's Service, Inc. or Standard & Poor's Corporation rating agencies.

Unique Characteristics:   The Value & Growth Portfolio's primary
investment objective is capital appreciation through the investment in common stocks and securities convertible into common stocks. The
Advisor attempts to invest in companies which appear to be
undervalued and possess an ability to increase their earnings. No consideration is given to income of the portfolio holdings. While the quantitative strategy the Advisor plans to use does not specifically screen for small companies, test results have shown a large percentage of companies selected for the Value & Growth Portfolio had market capitalizations of less than a billion dollars. Smaller companies have historically performed better than larger companies over long periods, but also have historically shown higher volatility than larger companies.
      For the Growth & Income Portfolio, the Advisor will invest primarily in large-cap equity securities of sufficient yield. The ratio of the price of a stock relative to its dividend yield is considered. The portfolio will generally be comprised of higher-yielding, large-cap domestic and foreign companies.
       For both portfolios, most of the securities selected are likely to have much lower ratios in at least one of the categories described in the next paragraph than the market in general.  Academic research and studies have shown that portfolios with the characteristics of low price-to-earnings, low price-to-cashflow and low price-to-book ratios may be associated with higher investment rates of return over long periods of time. Such an investment strategy may also be subject to greater investment risk.
      For the Value & Growth and the Growth & Income Portfolios, the Advisor will employ highly structured, computer driven, quantitative strategies to endeavor to find companies that are likely to perform well.  Such strategies are different than the strategies most advisors use to select stocks in that the Advisor will give little or no weight to qualitative factors of securities considered for purchase. For the Value
& Growth Portfolio, fundamental ratios such as the price of a stocks relative to its earnings (price-to-earnings), the price of a stock relative to its cashflow (price-to-cashflow) and the price of a stock relative to its bookvalue or net worth (price-to-book) weigh heavily in the
selection process       .

Portfolio Turnover Policy. The Advisor may make changes in the Funds consistent with each Fund's policies when the Advisor believes doing so is in the best interest of the Fund it manages. Fund turnover is expected to be less than 150% per year, which is higher than average for most funds. High turnover rates increase transaction costs and may increase taxable capital gains. Each Advisor considers these effects when evaluating the anticipated benefits of short-term investing.

Non-diversification Policy. Each Fund is classified as being non-diversified which means that each Fund may invest no more than 25% of its total assets in any one issuer other than U.S. government securities and at the close of each quarter of the taxable year, at least 50% of the value of each Fund must be represented by a) cash and cash items, including U.S. government securities and b) other securities of different issuers in which each Fund has invested no more than 5% of its assets and with respect to which it owns no more than 10% of the outstanding voting securities of the issuer. Each Fund, therefore, may be more susceptible than a more widely diversified fund to a single economic, political or regulatory occurrence. Each Fund seeks only diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal
Revenue Code.

Risks

Investment in any mutual fund has inherent risks. There can be no assurance that the investment objectives of each Fund will be realized or that the Fund will not decline in value. Economic conditions change and stock markets are volatile. Moreover, investors should be aware that certain investment policies of the Funds, such as investing in smaller capitalization companies, and the Funds' non-diversification
policy can entail greater than average risk.   Prior to each Fund's
inception, the advisor had no experience managing investment companies.

     Each Fund may invest up to 33% of its assets in foreign based companies. Foreign Securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by each Fund may be subject to greater price fluctuation than securities of U.S. companies.
     Each Fund may also invest without limitation in fixed income obligations including cash equivalents (such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes when the Fund's Advisor believes market conditions so warrant and for liquidity. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted or delayed. Lending of securities can result in a failure to deliver the original securities by the borrower, and similar risks with respect to disposition of collateral.
     Investors should carefully consider such risks and the Fund characteristics in light of their own financial circumstances. A Fund is not designed to be a complete investment program for investors. It must be realized, as is true of almost all securities, there can be no assurance that a Fund will obtain its ongoing objective of capital appreciation.
     As with any investment strategy, there can be no guarantee of success.

Investment Restrictions

The Funds have adopted and will follow certain investment policies set forth below, which are fundamental and may not be changed without shareholder approval.
     (a) Each Fund may not invest more than 25% of its total assets in the securities of issuers in any one industry. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies or instrumentalities.
     (b) Each Fund may not issue senior securities or borrow money except for temporary purposes in amounts up to 10% of its net assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of such borrowing, provided that collateral arrangements with respect to permitted instruments shall not be deemed to entail the issuance of senior securities if appropriately covered. Each Fund will not make any investments while outstanding borrowings exceed 5% of the value of its total assets.
     (c) Each Fund may not make loans, although it may invest in debt securities, enter into repurchase agreements and lend its Fund securities.
     (d) Each Fund may not invest in securities or other assets that the Board of Directors determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities.
     (e) Each Fund may not (i) purchase or sell commodities or commodities contracts (including financial futures and related options), (ii) invest in oil, gas, or mineral exploration or development programs or leases, or (iii) purchase securities on margin, except for such short-term credit as may be necessary for the clearance of transactions and except for borrowings in amounts not exceeding 10% of its net assets.
     (f) Each Fund may not purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that each Fund may purchase or sell securities issued by entities in the real estate industry or instruments backed by real estate such as, but not limited to, Real Estate Investment Trusts (R.E.I.T's).
    (g) Each Fund may not act as an underwriter of securities issued by others, except to the extent it may be deemed to be an underwriter in connection with the disposition of Fund securities of each Fund.
     (h) The investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of each Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of each Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by each
Fund in units or attached to securities may be deemed to be without value.
     (i) Each Fund shall not invest in other open ended management investment companies.

Management of the Funds

The business and affairs of the Funds are managed under the direction of the Board of Directors of the Company. The Company's officers
(the "Officers") conduct and supervise the daily business operations of the Funds. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Company is not required to and has no intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing individual members of the Company's Board of Directors
(each individually, a "Director", and collectively the "Directors" or "Board of Directors") or changing fundamental investment policies or for any other matter as required by law.

 Day-to Day Management. Mark A. Coffelt, Director of the Company and Chief Investment Officer of the Value & Growth and the Growth
& Income Portfolios, manages the investment program of these two Funds and is primarily responsible for their day-to-day management.


Directors and Officers. The Directors and Officers are listed below, together with their principal occupations during at least the past five years.
      Mark A. Coffelt, C.F.A., President of the Texas Capital Value Funds, Inc. and (Interested) Director, Chief Investment Officer of the Value & Growth Portfolio and Growth & Income Portfolio and
President of First Austin Capital Management, Inc. Prior to founding First Austin Capital Management, Inc., in 1987, Mr. Coffelt was Controller of Racal-Milgo, a data communications company. He is a graduate of Occidental College, B.A. in economics and a graduate of the Wharton School, University of Pennsylvania, M.B.A. Mr. Coffelt is a Chartered Financial Analyst of the Association of Investment Management and Research.
     Janis A. Claflin, Director, is President and owner of Claflin & Associates, a firm providing business consulting and counseling services to banks, medical groups, associations, foundations and individuals. She also serves as Chairperson of the Trustee Program Committee on the Board of Directors of the Fetzer Institute, a multi-million dollar foundation which sponsored the Public Broadcasting Series "Healing and the Mind" with Bill Moyers. She is a licensed Marriage and Family Therapist and holds a B.A. in English from the George Peabody College for Teachers and a M.A. from Yale Divinity School in Religion.
     Edward K. Clark, Attorney, CPA, Director, is a practicing tax attorney with Clark & Clark of Austin, Texas. He has been a partner in the law firm of McGinnis, Lochridge & Kilgore, L.L.P., and has also been associated with the firms of Scofield & Clark, P.C., and Ford & Ferraro, L.L.P., all of Austin. In addition, he has served as the general counsel and chief financial officer of Jefferson Service Company, Inc., of Shreveport, Louisiana. Mr. Clark is Board
Certified in Tax Law by the Texas Board of Legal Specialization and is licensed as a Certified Public Accountant in Texas. He holds a B.B.A. and a M.P.A. (Master in Professional Accounting) degrees from the University of Texas at Austin, and a J.D. from the University of Houston College of Law.
     John Henry McDonald, CFP, Director, is President and founder of Austin Asset Management, a financial planning firm. He holds a CFP from the College for Financial Planning and is a member of the CFP Board of Standards for the CFP item writing committee. He currently serves as President of the Austin Society of Institute of Certified Financial Planners.
     Eric Barden, is the Company's Secretary. He is currently an investment advisor and Compliance Officer for First Austin Capital Management, Inc., an Advisor to two of the Funds. He is also a registered representative with Choice Investments, Inc., the Company's Distributor. He graduated from the University of Texas, B.A. in economics and government.

Investment Advisor.         First Austin Capital Management, Inc.,
("First Austin") is the advisor to the Value & Growth Portfolio and the
Growth & Income Portfolio            The</> Advisor is a
registered investment advisor with the Securities and Exchange Commission and the State of Texas. First Austin is based in Austin, Texas at the address of 1600 West 38th Street, Suite 412, Austin,
Texas 78731.

         First Austin is owned by Mark A. Coffelt and
Guy D. Coffelt. Mark Coffelt is the Chief Investment Officer of First Austin, Chairman of the Board of Directors and President of the
Company, and the Fund manager for the Value & Growth Portfolio and the Growth & Income Portfolio.
     On October 24, 1995 the shareholders of the Company approved an investment advisory and administrative contract with First Austin which was unanimously approved by the Board at their first meeting held on July 25, 1995 to manage and administer the Value & Growth
Portfolio.
            On June 28, 1996, the Board authorized the creation of a
new series called the Growth & Income Portfolio to be managed and administered by First Austin.
     All advisory agreements are for an original term of one year. After the original term expires, each advisory agreement will continue on a year to year basis provided that approval is voted at least annually in advance by either the Board of Directors or the holders of a majority of the outstanding voting securities of the respective Fund, but in either event, the extension of the term of an advisory agreement must also be approved in advance by a majority of the Directors who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 (the "1940 Act") at a meeting called for such purpose.
      First Austin will also act as the administrator to the Funds. The administrator provides support services to each Fund including establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, preparing registration statements, prospectuses, tax returns and proxy statements, providing daily valuation of each Fund, calculating the daily net asset value per share, and providing such other services to the Fund as the Company may reasonably request.
First Austin may assign administrative services to other groups and providers without automatic termination of the Agreement.
      For such administrative services, the Company has agreed to pay the Advisor additional fees of 0.70% per year of the net assets of each Fund for the first $5 million of net assets, declining to 0.20% per year of net assets in excess of $200 million, and a 12(b)-1 fee of 0.25% to the Distributor who passes through 0.15% to the broker of record. All fees are computed on the average daily closing net asset value of each Fund and are payable monthly.
     Advisory Agreement.  Under the advisory agreement, the Advisor will furnish investment advice to the Fund(s) it manages on the basis of a continuous review of the portfolio and recommend to the
Company when and to what extent securities should be purchased or disposed of. The advisory agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the respective Fund on sixty (60) days' prior written notice to the Advisor. In the event of an assignment by an Advisor of the investment advisory services under an advisory agreement, as defined in the 1940 Act, the advisory agreement will terminate automatically. Ultimate decisions regarding investment policy and individual purchases and sales of securities are made not by the Advisor but by the Company's Officers and Directors.
     All Fund costs, with the exception of extraordinary legal expenses as determined by the Board of Directors, brokerage commissions, and custodial charges based upon transactions in the Fund(s), will be borne by the Advisor to the Fund(s) as part of fees charged. Marketing expenses will be primarily borne by the "Distributor" (as defined below).  For advisory services, the Company has agreed to pay the
Advisor a flat fee of 1.00% per year. The advisory fee paid to the Advisor is higher than that paid by most investment companies.
     On-going legal and auditing expenses, federal and state registration fees, printing expenses for shareholder statements and prospectuses, and the cost of fidelity bond and other insurance will be borne by the Advisor as part of its Agreement with the Company for its respective Fund(s).
     From time to time, the Advisor may voluntarily waive a portion of its fee otherwise payable to it to meet Fund expense limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the Company believes that limit is 2.5% of the first $30 million of the Fund's average net assets, 2.0% of the next $70 million, and 1.5% of average net assets in excess of $100 million.
     Organization Costs.  Under the Agreement, the Advisor has
absorbed all of the organization costs for its respective Fund(s).
     Accounting and Transfer Agent Services.  The Company has
contracted with Fund Services, Inc. (the "Transfer Agent") for transfer agent services and with Commonwealth Fund Accounting, Inc. for fund accounting services. The address of the accounting and transfer agent is 1500 Forest Ave., Suite 111, Richmond, VA 23229. All
shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.
     Company Distributor.  Choice Investments, Inc. is the broker-
dealer and the Fund's underwriter and distributor (the "Distributor"). The address of the Distributor is 5900 Balcones, Suite 100, Austin,
Texas 78731.  The phone number of the Distributor is    (512) 302-
6099 or toll free (888) TEX-GROW    .
     Custodian. Bank of Boston, N.A., is each Fund's custodian. Brokerage. The Company requires all brokers to effect transactions in Fund securities in such a manner as to get prompt execution of the orders at the most favorable price. Each Fund will place orders with brokers who provide research services to the Advisor at commission rates considered to be reasonable, although higher than the lowest brokerage rates available, or to brokers who sell shares in the Fund.
No formula for such allocations exists; thus, the respective Fund bears the cost of such services.
        The     Advisor also places portfolio transactions for other
advisory accounts.  Research services furnished by broker-dealers which effect securities transactions for the Fund may be used by the Advisor in servicing all of its advisory accounts and not all such research services may be used by the Advisor in the management of the Fund's portfolio. Conversely, research services furnished by broker-dealers which effect securities transactions for other advisory accounts may be used by the Advisor in the management of a Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each advisory account. Because the volume and nature of the trading activities of the advisory accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each advisory account for brokerage and research services will vary.
        The     Advisor seeks to allocate Fund transactions equitably
whenever concurrent decisions are made to purchase or sell
 securities for a Fund and other advisory accounts. In some cases, this procedure could have an adverse effect on the price or the amount of securities purchased or sold by the Fund. In making such allocations, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending the investment.

How to Purchase Shares

     Investors may reduce or eliminate sales charges in various ways as follows: a) through the aggregation of accounts as single investors (reduced sales charge); b) by issuing a statement of intention to purchase more than $50,000 over a thirteen month period (reduced sales charge); or c) by being a charity or member of a group exempt from the sales charge. Qualifications for reduced or no sales charges are described in detail below.
      The table below shows the sales charges as a percentage of assets invested.

SALES CHARGE AS A PERCENTAGE OF ASSETS INVESTED
                                   	     							DEALER
								                                        DISCOUNT
AMOUNT OF							                                AS A % OF
   TRANSACTION                 	PRICE  		VALUE		PRICE
Less than $50,000	             	  4.5%  		4.71%	 	4.0%

$50,000 but less than $100,000	   4.0%	  	4.17% 		3.5%

$100,00 but less than $250,000   	3.5%  		3.63% 		3.0%

$250,000 but less than $500,000  	2.5%  		2.56% 		2.0%

$500,000 but less than $1 million	2.0%		2.04%	 	  1.5%

$1 Million* +	                  	  	0%   	 0% 	   0.5

           *A contingent deferred sales charge of 1% is levied on
redemptions occurring within one year of initial investment. For purchases of $1 million or greater, the dealer receives an up front commission of 0.5%.

 Aggregation of Accounts as Single Investors. Investors in the following categories may combine their purchases into a single transaction to qualify for a reduced sales charge:
1. an individual, his or her spouse and their children under 21 purchasing for his, her or their own account;
2. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Internal Revenue Code);
3. employee benefit plans of a single employer or of affiliated employers.

     Statement of Intention (Letter of Intent). An investor may also obtain the reduced sales charges shown above by expressing in writing to the Fund an intent to invest $50,000 or more within a thirteen month period. A form for this purpose can be obtained by writing or calling the Fund or an investor can write their own letter of intent.
     While an investor is not obligated to fulfill a letter of intent, if the goal is not met, the investor is required to pay the difference between the sales charge actually paid and the one that would otherwise have been due had no letter of intent been signed.
     Rights of Accumulation. An investor may also obtain a cumulative quantity discount (known as a right of accumulation) by adding his or her current purchase to the net asset value (at the close of business on the previous day) of all shares previously purchased and still owned in the Fund. The applicable sales charge is then based on this total. To benefit from any right of accumulation ("ROA"), an investor must identify any ROA links to other accounts and communicate these links in writing to the Fund's shareholder service staff.
     Investors Exempt from Sales Charges. Certain categories of people may invest in the Fund without paying a sales charge. These categories include Charter Shareholders, shareholders meeting the requirements of a Board approved investment program, qualified pension or profit sharing plans with ten or more employees, Directors, Officers and employees of the Company, officers and employees and clients of the Advisor, officers and employees of the Distributor
(including immediate family members of the above groups and their retirement plans), representatives registered with the National
Association of Securities Dealers buying for their own account, discretionary accounts of bank trust departments, registered investment advisors and their clients where the registered investment advisor is buying on behalf of the client, and charities and religious organizations as defined by Section 501(c)(3) of the Internal Revenue
Code.
       The Value & Growth Portfolio originally opened without a sales charge for a period set by the Board of Directors. Applications received in good order by the Transfer Agent or Distributor through December 31, 1995 were exempt from the front-end sales charge.
Shareholders buying during that period and buying at least $10,000 worth of the Value & Growth Portfolio were deemed Charter shareholders.

  Charter shareholders will never pay a sales load on any future investments in the Value & Growth Portfolio, or any other Funds of the Company.

     Transfers From Other Mutual Funds. Transfers of assets from any open-end investment company will occur at net asset value.
     Other Fees. Investors may be charged a transaction or other fee by an investment adviser, a brokerage firm or other financial institution in connection with purchases or redemptions of Fund shares at net asset value (i.e., without a sales charge).
     Direct Purchase of Shares. To purchase shares in the Fund an investor should complete an application form and send it to the Distributor along with a check payable to:

              Texas Capital Value Funds, Inc.
           P. O. Box 26305
           Richmond, VA 23286-8172

     Minimum Investments. A shareholder's initial investment must be a minimum of $1,000, unless he/she is participating in the Company's Autovest Plan (see below), where the initial minimum is waived, or unless the Advisor, at his discretion, temporarily waives the minimum. The minimum for subsequent investments is at least $100.
     Subsequent Investments. With subsequent investments, shareholders should write the name and number of the account on their check. Checks do not need to be certified, but are accepted subject to collection and must be drawn in United States dollars on United States banks. The investment will be processed at the public offering price next calculated after receipt of purchase request in good order.
     Autovest Plan. Under the Autovest Plan, there is no initial minimum, but the shareholder must agree to contribute a minimum of $1,200 the first year.
     On a monthly or quarterly basis, the shareholder's money will be automatically transferred from such shareholder's bank account to the shareholder's Fund account on or about the 15th day of each month. A shareholder can elect this option by filling out the Autovest section on the new account form. For further information, call the Transfer
Agent at 800-628-4077.
     Purchases Through a Broker-Dealer. Shareholders may purchase shares through their broker-dealer if that broker-dealer has a signed agreement with the Distributor. Broker-dealers may place orders on behalf of shareholders by calling the Distributor. Orders will be processed at the net asset value of the Fund next calculated after receipt in good order. The broker-dealer is responsible for placing purchase orders promptly with the Distributor and for forwarding payment within three (3) business days.
     By Wire. Before wiring funds, an investor must call the Transfer Agent at 1-800-628-4077 to advise the Transfer Agent that such investor intends to make an initial investment by wire and to receive an account number. The investor must then proceed as follows: (i) provide the Transfer Agent with such investor's name and the dollar amount to be invested, (ii) complete the Fund's account application (included with this Prospectus), being sure to include the date of the order and the confirmation number, (iii) mail or deliver the completed application to the appropriate address shown at the top of the application, and (iv) request his or her bank to transmit immediately to the Transfer Agent available funds by wire for the purchase of shares in the Fund.
     Subsequent Investments by Wire. An existing shareholder may make a subsequent investment by instructing his or her bank to wire funds as indicated above, commencing with contacting the Transfer
Agent to notify the Transfer Agent of an incoming wire. It is essential that complete information regarding the shareholder's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments.
     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one (1) business day after the completed account application is received by the Fund. All investments must be made in U.S. dollars and drawn on U.S. banks. Third party checks are not accepted. A charge may be imposed if any check used for investment does not clear. The Fund reserves the right to reject any purchase in whole or in part.
     If an order, together with payment in proper form, is received by the Transfer Agent by the close of public trading on the New York
Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price next determined after the close of such trading.

How to Redeem (Sell) Shares

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. A shareholder may redeem their shares by offering them for "repurchase" or "redemption" directly to the Fund or through their dealer.

     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. For amounts in excess of $5,000, the Fund requires that the signature(s) on the written request be guaranteed as specified below. All owners of the account must sign unless the account application form states that only one signature is necessary for redemptions. All redemption checks must be sent to the address-of-record on the account. The Fund usually requires additional documents when shares are registered in the name of a corporation, agent or fiduciary if the shareholder is a surviving joint owner. In the case of a corporation, a corporate resolution signed by the secretary will be needed. In the case of an agent or fiduciary, a copy of the death certificate is usually required. The Fund's Transfer Agent can be contacted at (800) 628-4077 with any questions about requirements for redeeming shares.
     Telephone Redemption. A shareholder may redeem shares by telephone if such shareholder requested this service at the time the initial account application was completed. If a shareholder did not request this service at that time, such shareholder must request approval of telephone redemption privileges in writing (sent to the Fund's Transfer Agent) with signature guarantee before shares can be redeemed by telephone. There is no charge for establishing this service, but the Transfer Agent will charge such shareholder's account a $10.00 service fee each time a telephone redemption is made. Once telephone authorization is in effect, the shareholder may redeem shares by calling the Transfer Agent at 1-800-628-4077. By establishing this service, the shareholder authorizes the Transfer
Agent to act upon any telephone instructions it believes to be genuine to (1) redeem shares from the shareholder's account and (2) mail or wire redemption proceeds. If the shareholder requests that redemption proceeds be wired to such shareholder, the Transfer Agent will charge such shareholder's account with a wire service charge, currently
$10.00. This charge is in addition to the $10.00 service fee for making a telephone redemption. The amount of these service charges may be changed at any time, without notice, by the Transfer Agent.
     A shareholder cannot redeem shares by telephone if such shareholder paid for his or her shares with a personal, corporate, or government check and the payment has been on the books of the Fund for less than fifteen (15) business days.
     If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request to the Transfer Agent by overnight mail.
     The Fund employs reasonable procedures designed to confirm the authenticity of the instructions communicated by telephone for, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When a shareholder requests a telephone redemption or transfer, he or she will be asked to respond to certain questions designed to confirm their identity as a shareholder of record. Cooperation with these procedures will protect the shareholder's account and the Fund from unauthorized transactions.
     Signature Guarantees. To protect each shareholder and the Company from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if the shareholder requires that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through the shareholder's initial account application.
     In the case of redemption by mail, signature guarantees must appear either: (1) on the written request for redemption; or (2) on a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.
     The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents
Medallion Program ("STAMP"); (b) commercial banks which are members of the Federal Deposit Insurance Corporation ("F.D.I.C.");
(c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934 that are authorized by charter to provide signature guarantees; (f) foreign branches of any of the above; (g) the Distributor for the Fund. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.
      General. Payment of the redemption proceeds will be made promptly, but not later than the seventh (7th) day after the receipt of all documents in proper form, including the appropriate signature guarantee.
     The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for purchase has been collected, which may take up to fifteen (15) business days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss to the shareholder for Federal income tax purposes.
     Reinvestment Privileges. If a shareholder redeems some or all of the shareholder's shares and then changes his or her mind, such shareholder may re-invest them without sales charges at the net asset value if such shareholder does so within sixty (60) days of the date of redemption. This privilege may be exercised only once by a shareholder. However, a shareholder has not used up this one-time privilege if the sole purpose of a prior redemption was to invest the proceeds at net asset value in an Individual Retirement Account or Simplified Employee Pension Plan. If the shareholder realized a gain on the redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption, some or all of the loss may not be allowed as a tax deduction depending on the amount reinvested and the timing of reinvestment.
     Redemption at the Option of the Fund. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1000. Involuntary redemption will only result when the shareholder account drops below the minimum due to redemptions, rather than changes in the net asset value of the Fund. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his or her account is less than $1000 and will be allowed 30 days to make an additional investment to bring the value of his or her account to at least $1000 before the Company takes any action. The Company reserves the right to raise minimums at some future date, although it currently has no plans to do so.

Distributions and Taxes

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, each Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-
Chapter M, at least 90% of each Fund's must be derived from dividends, interest and gains from security transactions, no more than 30% of each Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of each Fund's assets may be in securities holdings that exceed 5% of the total assets of the Fund at the time of purchase.
     Dividends & Distributions. Distribution of any net long term capital gains realized by each Fund in the Fund's fiscal year and owned by a shareholder will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the shareholder. All income realized by each Fund owned by a shareholder including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be distributed annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by a shareholder will have the effect of reducing the per share net asset value of such shareholder's shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.
     Dividend Reinvestment. Since each Fund is structured for long term shareholders, all fund distributions will be reinvested back into the fund rather than paid out, unless a shareholder requests otherwise. There is no sales charge for reinvested dividends.
     Backup Withholding. The Company is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, a shareholder must certify on a W-9 tax form or other applicable documents supplied by the Company that such shareholder's Social Security Number is correct and either that such shareholder is not currently subject to back-up withholding or that such shareholder is exempt from back-up withholding.
Foreign Income Taxes. Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is not expected that any Fund will be able to "pass through" these taxes to shareholders but such taxes generally will be deductible by each Fund.

Distribution Plan

     The Company has adopted a distribution plan pursuant to Rule
12b-1 under the 1940 Act (the "Plan") under which the

 Company contracts with registered broker-dealers and their agents to distribute shares of each Fund.
     Registered broker-dealers and their agents who have previously signed service agreements with the Distributor will be paid 0.15% of the average daily net assets for those shareholders brought to a Fund for the period of time those shareholders remain with the Fund. The Distributor will retain 0.10% of the total 0.25% Rule 12b-1 fee for such shareholders.
     For accounts that come direct to a Fund without a broker-dealer, the Distributor will, by default, be the shareholder's broker-dealer. Amounts will be accrued daily and paid monthly. The services provided by selected broker-dealers pursuant to the Plan are primarily designed to promote the sale of shares of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.

Retirement Plans

Individual Retirement Accounts. The Company's minimum initial investment for IRA retirement plans is $1000 with minimum subsequent investments of $100. The Company offers an Internal
Revenue Service prototype Individual Retirement Account ("IRA") plan and information is available from the Company or from securities dealers. Investors should consult a tax advisor before establishing any retirement plan. The Company's IRA trustee charges an annual fee of $10 for IRA accounts.
     Simplified Employee Pension Plan (SEP/IRA). The Company also offers a simplified employee pension ("SEP") plan for employers, including self-employed individuals who wish to purchase Fund shares with tax-deductible contributions. Contributions to a SEP are generally allowed to be much higher than an ordinary IRA.

Exchange Privileges

Shareholders may generally exchange shares of one Fund for another offered by the Company without sales charges. For information on the availability of any Fund exchange, call the Transfer Agent at 800-628-4077.
     Once an exchange request is made, either by telephone or in writing, it may not be modified or canceled. The Company reserves the right to restrict frequent exchanges. Investors will be notified at least 60 days in advance of any changes in restrictions on the frequency of exchanges.
      Exchanges will be made at the net asset value of the shares to be redeemed, and the per share net asset value of the shares purchased, in both cases as next determined after the exchange request is received.
      For federal income tax purposes, an exchange of Fund shares is a taxable event (unless the shares are held in a tax-deferred IRA type account) and accordingly, the investor may realize a capital gain or loss. Before making an exchange request, the investor should determine the tax consequences of a particular exchange.

The Company

The Company is organized as a series fund which permits it to issue its authorized capital stock in one or more series, each series representing a separate investment Fund.
     The Company's authorized capital stock consists of 100,000,000
(one hundred million) shares of common stock of the par value of $.0001 each, of which there have been initially allocated 25,000,000 (twenty five million) shares to each Fund. The Board of Directors may, at its discretion, classify and allocate shares to additional series within the Company or classify and allocate additional shares to each Fund without further action by the shareholders. Each share outstanding entitles the holder to one vote on matters relating to that Fund. There will normally be no meetings of the shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.
     The Value & Growth Portfolio's fiscal year end is September 30th.
       The Growth & Income Portfolio's fiscal year is not yet determined.

Shareholder Reports
Each Fund sends all shareholders annual reports containing certified financial statements and semiannual reports containing unaudited financial statements.

Auditors & Litigation
Tait, Weller & Baker, Certified Public Accountants of Philadelphia, Pennsylvania have been selected as the independent accountants and auditors of each Fund. Tait, Weller & Baker certify a significant portion of the mutual funds in America and the auditing firm has no direct or indirect interest in any Fund or the Advisors. As of the date of this Prospectus, there was no pending or threatened litigation involving any Fund in any capacity whatsoever.

Determining Net Asset Value

Pricing of Shares. The net asset value ("NAV") of each Fund's shares is determined as of the close of business of the New York Stock
Exchange on each business day of which that Exchange is open
(presently 4:00 p.m. New York time) Monday through Friday exclusive of holidays. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital and surplus, by the number of shares outstanding.

NAV = (Value of Fund Assets)-(Fund Liabilities)
                     Number of Outstanding Shares

     Fund securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair market values as determined in good faith by or under the supervision of the Officers in accordance with methods which are specifically authorized by the Board of Directors.

Fund Performance

From time to time, each Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in each Fund from the beginning date of the measurement period to the ending date of the measurement period. The figure reflects changes in the price of the Fund's shares including the payment of the maximum sales load and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may well be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that each Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by schedules, charts or graphs, and may be broken down to indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends, and capital gains distributions).
     Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual
Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA
Today, Barron's, Money, and Forbes as well as publications of a local or regional nature, may be used in comparing Fund performance.
     A Fund's total return may also be compared to such indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite
Stock Price Index, the NASDAQ Composite OTC Index or NASDAQ
Industries Index, the Consumer Price Index, the Russell 2000 Index, or other indices as the Advisors deem appropriate.

Further information on performance measurement may be found in the Statement of Additional Information which may be obtained from the Company as described above.

Information for Shareholders

The Company will provide the following statements and reports to keep the investor current regarding the status of his or her investment account:

Confirmation Statements. Provided after each transaction that affects the account balance or account registration of a shareholder.

Account Statements.  Provided quarterly.

Financial Reports. Provided at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in a particular Fund.

			13a

TRANSFER AGENT
Fund Services, Inc.
1500 Forest Ave, Suite 111
Richmond, VA 23229
(800) 628-4077-
Call for questions on your account.

DISTRIBUTOR
Choice Investments, Inc.
5900 Balcones Drive, Suite 100
Austin, Texas 78731
   (888) TEX-GROW (512) 321-9321
Call for Prospectus or other information.

MAILING ADDRESS
Texas Capital Value Funds, Inc.
P.O. Box 26305
Richmond, VA 23286-8172

INVESTMENT MANAGER
First Austin Capital Management, Inc.
1600 West 38th Street, Suite 412
Austin, Texas 78731


INDEPENDENT AUDITORS
Tait, Weller & Baker
2 Penn Center, Suite 700
Philadelphia, PA 19102-1707

COUNSEL
Law Offices of Susan Braun Rice
27 New Haven
Laguna Niguel, California 92677

CUSTODIAN
 Bank of Boston, N.A.

FUND IDENTIFICATION
Value & Growth Portfolio (TCVGX) CUSIP #882241102
Growth & Income Portfolio CUSIP # 882241300

			13b

TEXAS CAPITAL VALUE FUNDS, INC.
Statement of Additional Information
dated April 1, 1997

1600 W 38th Avenue, Suite 412 Austin, TX 78731
(512) 458-8165

General Marketing:    888-TEX-GROW
Shareholder Information: 800-628-4077

This Part B sets forth additional information about the        Value
& Growth Portfolio, and the Growth & Income Portfolio (each individually a "Fund", or collectively, the "Funds" or "Fund(s)"). Each Fund is a non-diversified, open-end investment series of the Texas Capital Value Funds, Inc.

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated January 31,
1997.  To obtain a Prospectus, please call the Fund(s) at    (888)
TEX-GROW.      Capitalized terms used herein but not defined have
the meanings assigned to them in the Prospectus.

   Table of Contents/Cross Reference Page in Prospectus
INVESTMENT OBJECTIVE AND POLICIES 		            2/3
DIRECTORS & OFFICERS 				                       7/5
BOARD OF DIRECTORS COMPENSATION TABLE 	         8
CONTROL PERSONS					                            N/A
PRINCIPAL HOLDERS OF SECURITIES			              9
INVESTMENT ADVISORS 			                        	9/6
PORTFOLIO TURNOVER 				                        10/4
PORTFOLIO TRANSACTIONS AND BROKERAGE 	         10/7
DISTRIBUTION OF THE FUND(S) 			                11/8&11
PERFORMANCE INFORMATION 			                    12/3
TAX STATUS 						                              14/11
NET ASSET VALUE 					                          16/13
CAPITAL STRUCTURE 				                        	17/12
HOW TO REDEEM SHARES 				                      18/9
RATINGS OF INVESTMENT SECURITIES 		            18
LATEST ANNUAL REPORT				                       20

No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, the Fund(s), the Advisors, or the Distributor. This Statement of
Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

INVESTMENT OBJECTIVE AND POLICIES
Each Fund has a unique investment objective although there are some aspects common to all of the Fund(s).
Common Characteristics: For all the Fund(s), purchase of issues will be primarily, but not exclusively, listed issues and American Depository Receipts on the on the New York, American and NASDAQ exchanges and may include up to 33% foreign based companies.
The Advisor does not use techniques such as borrowing, hedging, or short sales in the management of the Fund(s). The Fund(s) make no use of derivatives.

Under normal circumstances, each Fund will have virtually all of its assets invested in equity securities. However, for temporary defensive purposes, each Fund may hold cash, money market instruments, notes or bonds, or enter into repurchase agreements, all of which will be of investment grade as determined by Moody's Investor's Service, Inc. or Standard & Poor's Corporation rating agencies.

Unique Characteristics of the Value & Growth Portfolio and Growth & income Portfolio. Each Fund's primary investment objective is capital appreciation through the investment in common stocks and securities convertible into common stocks. For the Value & Growth Portfolio no consideration is given to income of the Fund(s) holdings.

For the Growth & Income Portfolio, the Advisor does take into consideration the income of Fund holdings.

For both Funds, the Advisor will employ highly structured, computer driven, quantitative strategies to endeavor to find companies that are likely to perform well. Such strategies are different than the strategies most advisors use to select stocks in that the Advisor will give little or no weight to qualitative factors of securities considered for purchase.

Fundamental ratios such as the price of a stocks relative to its earnings (price-to-earnings), the price of a stock relative to its cashflow (price-to-cashflow) and the price of a stock relative to its bookvalue or net worth (price-to-book) weigh heavily in the selection process.
For the Growth & Income Portfolio, the ratio of the prices of a stocks relative to its dividend yield is considered.

Most of the securities selected are likely to have much lower ratios in at least one of the above categories than the market in general. Academic research and studies have shown that portfolios with the characteristics of low price-to-earnings, low price-to-cashflow and low price-to-book ratios may be associated with higher investment rates of return over long periods of time. Such an investment strategy may also be subject to greater investment risk.

While the quantitative strategy the Advisor plans to use does not specifically screen for small companies, test results have shown a large percentage of companies selected for the Value & Growth Portfolio had market capitalizations of less than a billion dollars. Smaller companies have historically performed better than larger companies over long periods, but also have historically shown higher volatility than larger companies.

Non-diversification Policy. Each Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Each Fund, therefore, may be more susceptible than a more widely diversified fund to a single economic, political or regulatory occurrence. Each Fund seeks only diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

Investment Restrictions

The Fund(s) have adopted and will follow certain investment policies set forth below, which are fundamental and may not be changed without shareholder approval.

(a)	Each Fund may not invest more than 25% of its total assets in the securities of issuers in any one industry. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies or instrumentalities.
(b)	Each Fund may not issue senior securities or borrow money
except for temporary purposes in amounts up to 10% of its net assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of such borrowing, provided that collateral arrangements with respect to permitted instruments shall not be deemed to entail the issuance of senior securities if appropriately covered. Each Fund will not make any investments while outstanding borrowings exceed 5% of the value of its total assets.
(c)	Each Fund may not make loans, although it may invest in
debt securities, enter into repurchase agreements and lend its portfolio securities.
(d)	Each Fund may not invest in securities or other assets that the
Board of Directors determines to be illiquid if more than 15% of the Fund(s)'s net assets would be invested in such securities.
(e)	Each Fund may not (i) purchase or sell commodities or
commodities contracts (including financial futures and related options), (ii) invest in oil, gas, or mineral exploration or development programs or leases, or (iii) purchase securities on margin, except for such short-term credit as may be necessary for the clearance of transactions and except for borrowings in amounts not exceeding 10%
of its net assets.
(f)	Each Fund may not purchase or sell real estate or make real
estate mortgage loans or invest in real estate limited partnerships, except that each Fund may purchase or sell securities issued by entities in the real estate industry or instruments backed by real estate such as, but not limited to, Real Estate Investment Trusts (R.E.I.T's).
(g)	Each Fund may not act as an underwriter of securities issued by others, except to the extent it may be deemed to be an underwriter in connection with the disposition of Fund securities of each Fund.
(h)	The investment in warrants, valued at the lower of cost or
market, may not exceed 5.0% of the value of each Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of each Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by each
Fund in units or attached to securities may be deemed to be without value.

The foregoing restrictions may not be changed for any Fund without the approval of a majority of that Fund's outstanding voting securities. As used in this Statement of Additional Information, a majority of the Fund(s)' outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities, or (b)  67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.
The Fund(s)' investment objectives, as well as those policies and restrictions which are not fundamental, may be modified by the Board of Directors without shareholder approval if, in the reasonable exercise of the Board of Director's business judgment, modification is determined to be necessary or appropriate to carry out the Fund(s)' objectives. However, the Fund(s) will not change its investment policies or restrictions without written notice to shareholders.
In order to permit the sale of the Fund(s)' shares in certain states, the Fund(s) may make commitments with respect to the Fund(s) which are more restrictive than the investment policies listed above and in the Prospectus. Should the Fund(s) determine that any commitment made to permit the sale of the Fund(s)' shares in any state is no longer in the best interests of the Fund(s), it will revoke the commitment by terminating sales of the Fund(s)' shares in the state involved.
In order to meet the requirements of the State of California, the Board
has adopted    and the shareholders have approved     the
following additional restriction, which shall be deemed fundamental from the date of this Part B, for all the Fund(s).

(i) Each Fund shall not invest in other open ended management investment companies.

Further Information on the Nature of the Fund(s)s' Investments:
General Characteristics of Convertible Securities. The Fund(s) may invest only in high grade convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. "High grade" securities are those rated within the three highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or that are determined by the investment advisor to be of equivalent quality. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

General Characteristics of Foreign Securities.
Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Fund(s)s may be subject to greater price fluctuation than securities of U.S. companies. Most foreign stock markets are not as large or liquid as in the United States. Furthermore, the fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States.

Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund(s) are uninvested and no return is earned thereon. The inability of the Fund(s) to make intended security purchases due to settlement problems could cause the Fund(s) to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund(s) due to subsequent declines in value of the portfolio security or, if the Fund(s) have entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund(s) may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Fund(s)' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investments in foreign securities will usually involve currencies of foreign countries and because the Fund(s) may hold foreign currencies, the value of the assets of the Fund(s) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund(s) may incur costs in connection with conversions between various currencies. Although the Fund(s) values its assets daily in terms of U.S. dollars, the Fund(s) do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund(s) at one rate, while offering a lesser rate of exchange should the Fund(s) desire to resell that currency to the dealer. The Fund(s) will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

General Characteristics of Securities Lending.

In compliance with Securities and Exchange Commission guidelines, any loans by the Fund(s) of securities in its portfolio would be required to be secured with collateral (consisting of any combination of U.S. currency, securities issued or guaranteed by the United States
Government or any agency thereof, or irrevocable letters of credit or other debt securities issued by entities rated within the two highest grades assigned by S&P or Moody's or which are determined by the investment advisor to be of equivalent quality).

The borrower must agree to add to such collateral to cover increases in the market value of the loaned securities and the Fund(s) must be entitled to terminate any loan at any time, with the borrower obligated to redeliver borrowed securities within five trading days. The borrower must agree that the Fund(s) will receive all dividends, interest or other distributions on loaned securities and the Fund(s) must be able to vote loaned securities whenever the right to vote is material to the Fund(s)'s performance.

Investment in Unseasoned Issuers.

The Fund(s) may invest in securities of issuers which have a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business, if such purchase would not cause the value of the Fund(s)'s investments in all such companies to exceed 5% of the value of its net assets.

DIRECTORS AND OFFICERS
The Directors and Officers of the Fund(s), their positions held with the Fund(s) and their principal occupations during the past five years are set forth below.

Mark A. Coffelt, C.F.A.
4201 Long Champ Drive
Austin, Texas 78746

Chairman and President of the Texas Capital Value Funds, Inc. and
(Interested) Director, Chief Investment Officer of the Value & Growth Portfolio and Growth & Income Portfolio.
Principal Occupations During Past Five Years
President of First Austin Capital Management, Inc. (1988-Present)
Occidental College, B.A. economics
Wharton School, University of Pennsylvania, MBA
Chartered Financial Analyst of the Association of Investment
Management and Research.



Janis A. Claflin,
2508 Timberline
Austin, Texas 78746

Director

Principal Occupations During Past Five Years
President and owner of Claflin & Associates (1985-Present)
Chairperson of the Trustee Program Committee on the Board of Directors of the Fetzer Institute (1987-Present)
Licensed Marriage and Family Therapist
George Peabody College for Teachers, B.A. in English
Yale Divinity School in Religion, M.A. in Religion.

Edward K. Clark, Attorney, CPA
605 Coquina Lane
Austin, Texas 78746

Director

Principal Occupations During Past Five Years
Clark & Clark of Austin, Texas (1995-Present)
Sole Practitioner (1994-1995)
Partner, McGinnis, Lockridge & Kilgore L.L.P. (1993-1994) Scofield & Clark, P.C. (1991-1992)
Ford & Ferraro, L.L.P. (1991-1992)
General Counsel/Chief Financial Officer of Jefferson Service Company, Inc. Board Certified in Tax Law by the Texas Board of Legal Specialization
Certified Public Accountant
University of Texas, B.B.A. and M.P.A. (Master in Professional Accounting) University of Houston College of Law, J.D.

John Henry McDonald, CFP
4411 Spicewood, #603
Austin, TX 78759

Director

Principal Occupations During Past Five Years
President and founder of Austin Asset Management( 1990-Present)
CFP from the College for Financial Planning
Member of the CFP Board of Standards
President of the Austin Society of Institute of Certified Financial
Planners.

Eric Barden
4605 Ave. A, Apt 111
Austin, TX 78751

Secretary, Texas Capital Value Funds, Inc. (1996-Present)
Principal Occupations During Past Five Years
Compliance Officer of First Austin Capital Management, Inc. (1995-
Present)
University of Texas, B.A. in economics and government

Note: "Director (Interested)" denotes a Director of the Company who is "interested person" of the Company, as defined in the Investment Company Act of 1940 (the "1940 Act"). The Directors of the Fund
who are officers or employees of the investment advisors or the Distributor receive no remuneration from the Fund(s). Each of the
other Directors is paid an annual retainer of    $3,000     and is
reimbursed for expenses of attending meetings.

BOARD OF DIRECTORS COMPENSATION TABLE


COMPENSATION TABLE



NAME & 	AGGREGATE		PENSION	ESTIMATED 	TOTAL
POSITION	 COMPENSATION 	BENEFITS	RETIREMENT 	COMP
							BENEFITS
Mark A. Coffelt	   	$0	           	$0    	    	$0    	    	$0
President &
Chief Investment
Officer



Edward D. Clark	   	   $3,000*    	$0        		$0	        	$3,000
Director

John Henry McDonald  	$3,000*    		$0        		$0        		$3,000
Director

Janis Claflin       		$3,000*    		$0        		$0        		$3,000

Director


Such compensation is paid by the Adviser as part of the administrative expense to the Fund.

   PRINCIPAL HOLDERS OF SECURITIES

As of the end of the fiscal year, officers and directors of the Texas Capital Value Funds, Inc., owned 16.6% of all outstanding securities. 7To the knowledge of the Fund's management, as of September 30, 1996, the persons owning beneficially more than 5% of the outstanding shares of the Fund were as follows:

Mr. Mark Coffelt                  				12.8%
1600 West 38th Street Suite 412
Austin, TX  78731

Mr. Jim Kaighin,				                		11.7%
5900 Balcones Drive, Suite 100
Austin, TX  78731

Coffelt Family L.P.             					  8.9%
1600 West 38th Street Suite 412
Austin, TX  78731



INVESTMENT ADVISOR

First Austin Capital Management is controlled by Mark A. Coffelt and Guy D. Coffelt who each own 50% of the outstanding shares of First Austin Capital Management. Mark A. Coffelt is the President of
Texas Capital Value Funds, Inc., Chief Investment Officer of the Value & Growth Portfolio and the Growth & Income Portfolio, as well as President and Chief Investment Officer of First Austin Capital Management, Inc. Guy D. Coffelt is retired from First Austin Capital
Management, Inc.     Eric D Barden serves as Secretary of Texas
Capital Value Funds, Inc., and is an assistant portfolio manager for the Value & Growth Portfolio and the Growth & Income Portfolio, as well as Compliance Officer and investment adviser for First Austin Capital Management.

The Fund has an investment advisory agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.0% of the average daily net assets.

The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.

Under the investment advisory agreement, if the aggregate expenses of the Fund (including the fees to the Advisor but excluding taxes, interest, brokerage fees and commissions, distribution fee and extraordinary expenses) exceed the limitations imposed by state securities administrators, the Advisor, at its option, may reduce its fee by the amount of such excess.

In addition, the Advisor is acting as the administrator to the Fund. For these services, the Advisor receives a fee, computed daily at an annual rate of .70% of the average daily net assets. The administrator's fee was reduced from .90% to .70%, effective August 28, 1996.

For the year ended September 30th, 1996 First Austin was paid a management fee of $7,588, and $6,605.87 for administrative expenses.



PORTFOLIO TURNOVER
While it is difficult to predict, the Advisor expects that the annual portfolio turnover rate of the Fund(s) will not exceed 150%. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund(s) and may result in the realization of net capital gains which would be taxable to shareholders when distributed.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund(s) and negotiation of its brokerage commission rates are made by the investment advisor. Transactions on United States stock exchanges involve the payment by the Fund(s) of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund(s) usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund(s) may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the investment advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; the value of the expected contribution of the broker to the investment performance of the Fund(s) on a continuing basis as well as the expected contribution of the broker in selling shares of the Fund(s). Accordingly, the cost of the brokerage commissions to the Fund(s) in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the investment advisor will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund(s) or the investment advisor's other clients.

Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the investment advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund(s) to pay a broker that provides research services to the investment advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research services provided by such broker viewed in terms of either that particular transaction or the investment advisor's ongoing responsibilities with respect to the Fund(s).

Research and investment information is provided by these and other brokers at no cost to the investment advisor and is available for the benefit of other accounts advised by the investment advisor and its affiliates, and not all of the information will be used in connection with the Fund(s). While this information may be useful in varying degrees and may tend to reduce the investment advisor's expenses, it is not possible to estimate its value and, in the opinion of the investment advisor, it does not reduce the investment advisor's expenses in a determinable amount. The extent to which the investment advisor makes use of statistical, research and other services furnished by brokers is considered by the investment advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The investment advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders.
   For the period from inception to the end of the fiscal year (9/30/96), the Fund paid Choice Investments, the distributor of the Fund, $4,111 in brokerage commissions for securities bought and sold by the Fund. These commissions comprise 31% of the aggregate brokerage commissions paid by the Fund over this period. These commissions purchased 29% of the aggregate dollar amount of transactions involving the payment of commissions by the Fund.

DISTRIBUTION OF THE FUND(S)

The Company has entered into a distribution agreement with Choice Investments, Inc., to act as the principal underwriter of the shares of the Fund(s). The Distributor agrees to use its best efforts to promote, offer for sale and sell the shares of the Fund(s) to the public on a continuous basis whenever and wherever it is legally authorized to do
so.     For the period from inception to the end of the fiscal year
(9/30/96), the distributor was paid $2,351. Of this, $315 was retained as a distributor commission.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which the Company contracts with registered broker-dealers and their agents to distribute shares of the Fund. The distribution fee was reduced from .35% to .25%, effective August 28, 1996. For the period ending September 30, 1996, the amount paid to the Distributor was $2,544. Eric Barden, the Secretary of the Company, and a registered representative with Choice
Investments, received a portion of the distribution fee as result of his distribution of shares of the Fund.

                 Net Discounts	   Repurchase	    Brokerage		         Other
Underwriter      and comm   	     Comp		         Commission		        Comp.
Choice Invsts		    $2,351	 	      N/A	         	$4,111     		       	N/A

PERFORMANCE INFORMATION
Value & Growth Portfolio Returns
		                     	Total Return*         	Annual Return
Inception to 9-30-96   	11.40%               		N/A

*Returns assume the reinvestment of all distributions. Including the cost of the maximum sales charge of 4.5%, the total return would have been 6.6%. Inception was 11-06-95.

From time to time, quotations of the Fund(s)'s performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years and ten years, all ending on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund(s)'s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

P(1 + T)n = ERV

T	=	average annual total return

P	=	a hypothetical initial investment of $1,000

n	=     	number of years

ERV	=	ending redeemable value: ERV is the value, at the
end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

   Performance, assuming the maximum sales load of 4.5% is computed as follows:

$1,000(1+.066).8877 = $1,058.38

Where $1,000 is the initial amount invested, .066 is the total return since inception, after deducting a front-end sales charge of 4.5%, and
 .8877 is the number of years for which the return is calculated. $1,058.38 is the Period Ending Redeemable Value at the end of the fiscal year. The fund was effective on November 6, 1995, and the period for which the return has been calculated ended on September 30th, 1996.

It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund(s) will vary based on changes in market conditions and the level of the Fund(s)'s expenses.
In connection with communicating its average annual total return to current or prospective shareholders, the Fund(s) may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund(s) with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund(s) may compare its performance to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.

From time to time, in advertising, marketing and other Fund literature, the performance of the Fund(s) may be compared to the performance of broad groups of mutual funds with similar goals, as tracked by independent organizations such as Investment Company
Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund(s) will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of the Fund(s)'s risk. From time to time, the average price-earnings ratio and other attributes of the Fund(s)'s or the model portfolio's securities may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500. Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used of demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund(s). The description may include a "risk/return spectrum" which compares the Fund(s) to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money Market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund(s) to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

TAX STATUS

The Fund(s) intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund(s) generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived from its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund(s)'s principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund(s)'s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund(s)'s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund(s) generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund(s)'s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund(s) intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund(s) level. To avoid the tax, the Fund(s) must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund(s) intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund(s) in October, November or December of that year with a record date in such a month, and paid by the Fund(s) during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared rather than the calendar year in which the distributions are received.

Currency Fluctuations-"Section 988" Gains or Losses

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund(s) accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund(s) actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund(s)'s investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund(s) would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund(s) to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund(s), may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund(s) as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund(s)'s shares, and are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.
If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund(s), such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund(s) just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

Upon a redemption, sale or exchange of a shareholder's shares of the Fund(s), such shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and generally will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the day the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund(s)'s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.
The Fund(s) will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund(s)' shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of Fund shares will be subject to withholding of federal income tax at a rate of 31%
("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund(s) with the shareholder's correct taxpayer identification number or social security number and to certify the same as correct, (2) the IRS notifies the shareholder or the Fund(s) that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund(s) or shareholders. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

NET ASSET VALUE

The Fund(s)' net asset value per share will be calculated separately from the per share net asset value of any other fund of the Company. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each fund of the Company will be charged with the direct liabilities of that fund and with a share of the general liabilities of the Company's funds. Subject to the provisions of the Articles of Incorporation and the Bylaws of the Company, determinations by the Directors as to the direct and allocable expenses and the allocable portion of any general assets with respect to a particular fund are conclusive.

CAPITAL STRUCTURE

The Company is an open-end management investment company organized as a Maryland corporation on June 26th, 1995. The
Company's Articles of Incorporation authorize the Board of Directors to issue shares of common stock, par value $.0001 per share. Twenty-Five million shares of the Company's authorized common stock have been initially allocated to each Fund. Each share of the Fund(s) has equal voting, dividend, distribution and liquidation rights.
Shares of the Company have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.
Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law.

Rule l8f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund of the Company affected by the matter. A fund is affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of such fund. Under Rule l8f-2, the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Company voting without regard to particular funds.

Notwithstanding any provision of the Maryland General Corporation
Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Company outstanding (or of a class or series of the Company, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Articles of Incorporation provide that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the Bylaws of the Company may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Company outstanding (or of a class or series).

HOW TO REDEEM SHARES

The right of redemption may be suspended by the Fund(s), or the date of payment postponed by the Fund(s), beyond the normal seven-day period, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or (b) during which trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which (a) disposal by the Fund(s) of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund(s) to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund(s)' shareholders.
The value of shares of the Fund(s) on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund(s)' assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund(s), the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund(s) to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund(s). However, the Fund(s) has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund(s)'s net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

RATINGS OF INVESTMENT SECURITIES

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund(s)' investment advisor believes that the quality of debt securities in which the Fund(s) invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

Moody's Investors Service, Inc. Ratings

Aaa:  Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge".   Interest payments are protected by a large or by an
exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fund(s)amentally strong position of such bonds.
Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.
A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be uncharacteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

Standard & Poor's Corporation Rating

AAA: Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.
A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.
BB-B-CCC-CC: Bonds rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.
Although such bonds
will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 1996

Fund Facts
Did you know?
* Transfers are always at NAV, meaning you never pay a sales charge for a transfer from another mutual fund.
* The largest shareholder of the Value & Growth Portfolio is its manager.
* Every year the Advisor to the Fund donates up to 10% of the management fee profits to various charities. If you have more than $15,000 in the Fund, we would like to know what charity is important to you. For 1996, shareholders designated the following charities:

For the Love of Christi
Boy Scouts of America
Alzheimer's Association of Austin
Texas Baptist Children's Home
Children's Hospital of Austin
at Brackenridge

St. Vincent De Paul Society
Christian Center - A.G.
Austin Community Foundation
Westbank Library
Valley View Elementary
Austin Smiles

Morningstar reports that "there's a powerful connection between a portfolio's aggregate P/E (price-to-earnings) and its overall risk." According to Morningstar: High P/E portfolios tend to correlate with higher risk, while lower P/E portfolios tend to have lower risk-i.e. a lower P/E portfolio should go down less in a bad market. Take a look at your own Fund and the statistics we provide each quarter. We doubt there are many funds with a lower aggregate P/E. Will we go down less in the next bad market? We hope so, but, as in any investment, there are no guarantees.
What's the best way to plan for college expenses? Check out our LIFEQUEST College Planner. We make it simple.
Need a prospectus and other information for a friend?
Call 1-888-839-7424.

Have questions about your account?
Call the Transfer Agent at 1-800-628-4077.
Have question for your portfolio manager?
Call (512) 458-8165, or (800) 880-0324.

Fellow Shareholders,

The Net Asset Value of the Value & Growth Portfolio for the period ending September 30th , 1996 was $11.13. For the quarter, your fund was up 5.8% compared to 3.1% for the S&P 500 Index and a slight loss for the Russell 2000 Index of small companies. For the nine months of 1996, your fund was up 12.1% compared with the S&P 500
Index which was up 13.5% and the Russell 2000 which was up 9.6%. Between September 30th and today (November 20th), we've "caught some wind" and your fund is up 24.0% year to date. After a slow start, we expect to finish 1996 with outstanding returns.

              11/06/95   Dec-95   Mar-96   Jun-96   Sep-96    Nov 19-96
V&G Portfolio	$9700	     $9641	   $9486	   $10215   	$10807	   $11952

S&P 500      	$10000    	$10465  	$11029	  $11517   	$11877    $12944

Russell 2000 	$10000    	$10430  	$10919  	$11442   	$11434   	$11472

This chart compares a hypothetical investment of $10,000 between the Value & Growth Portfolio and two indices considered representative of the market. The maximum 3% sales charge is applied to the Fund as are management fees and transaction costs. Neither index has any costs associated with it, nor is it possible to invest in the indices as shown. The S&P 500 Index represents primarily large capitalization companies, while the Russell 2000 represents primarily smaller companies. The Advisor believes the Fund profile is currently closer to the Russell 2000 than the S&P 500. The performance shown represents past performance and is not a guarantee of future results. The Fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.


QUARTERLY RETURN COMPARISONS
11/06/95  	Dec - 95  	Mar - 96  	Jun - 96  	Sep - 96  	Nov 20 - 96
V&G Port.
	              	(.7%)  	(1.6%)		     7.7%		     5.8%		     10.6%

Russell 2000	   4.3%   		4.7%      		4.8%		    (0.1%)     		1.0%

S&P 500        	5.0%   		5.4%      		4.4%     		3.1%      		8.6%

Please keep in mind that the performance comparisons are hardly relevant, as the time period of comparison is far too short to be meaningful. In the investment business, we are now about five miles into a twenty-six mile marathon.

Commentary
A perceptive client recently called with a simple question: "You look and talk like value managers, but all the quarterly reports I get show the companies vigorously growing-Are you a value manager or a growth manager?" A good question. And not an easy one to answer.
Value or growth? We're a little of both with a bias to value. A better definition of the way we invest would be "margin-of-safety" investors.
By that we mean we spend our time trying to exploit the differences between the real or intrinsic value of a company and the way it's priced in the market.
Everyday, stocks are priced on the stock exchanges. Sometimes prices are appropriate, other times they're not. The essence of a "margin-of-safety" investor is to look for those few instances when the price of a stock is substantially less than its intrinsic value. Our success and the growth of your portfolio is directly attributable to how well we identify and arbitrage the differences. In fact, we think that exploiting the differences between price and intrinsic value is the essence of any investor's return whether he is classified as a growth or value investor. So how do the frequently used terms "value" and "growth" fit into the picture?

A fisherman embarks on a fishing trip.  He has a choice between two
ponds to fish.   The Growth Pond is very attractive, easily accessible
and well known.  Many fishermen fish in the Growth Pond.   To get to
the Value Pond, he must go through underbrush and wade through a
swamp.  The pond itself is not as attractive as the Growth Pond.   Few
seek out the Value Pond.

If our fisherman wants to eat well where does he go? Unless he has unusual talents-like billionaire investor Warren Buffett-he should probably go to the Value pond.

Can one find discrepancies between price and intrinsic value in the Growth pond? Of course, it's just likely to be more difficult if everyone is trying to fish in the same pond.

Do we want growth? You bet. But the course we adhere to is buying with a margin-of-safety.

Value and Growth Distinctions
Here are some of the distinctions between growth and value:

Value investors typically look for companies with low prices to
earnings, bookvalues, cashflow and sales.   To the value investor, each
of these characteristics is a clue to a potentially good stock. By buying cheap stocks, the value investor is really increasing his odds of getting stocks selling below their intrinsic value, i.e. he is getting stocks with a margin-of-safety.

Value investors tend to look at what is rather than what will be.
Growth investors are intuitive while value investors are more quantitative.

The value investor wants "hard" data-ratios, measurements and the like, while the growth investor tends to rely on "soft" data-estimates, qualitative data.

The byword of value investing is cheap. For growth investing it's quality.

Their shortcomings
As you might expect, each method introduces different decision mistakes. Value investors with their emphasis on "cheap" sometimes get what they pay for-a cheap, lousy company going nowhere fast.
Growth investors with their emphasis on "quality" frequently pay too much. If the quality falls short of expectations, prices get hammered. However, with their focus on "cheap" the evidence suggests that value investors are more likely than growth investors to buy with a margin of safety. That's why value investing has historically produced higher returns. We can identify 50 to 60 studies which indicate some form of value investing is more likely to lead to superior returns than some
form of growth investing.   We have seen no study that shows that
growth investing will lead to higher returns. Generally, the premium of value over growth runs at least 3% and, depending how rigorous the definitions, can run in excess of 8%.
Those are big, big differences.

So, why isn't everyone doing it?
The logical question-if value is so good, why doesn't everyone invest that way?

Maybe, we think, because it's too difficult, too uncomfortable. Perhaps too, investors have embraced the falsehoods that high growth equals high profits, and high quality equals high profits.

You've seen and perhaps read the book, In Search of Excellence:
Lessons from America's Best Run Companies.

The authors identify six financial measures to rate each company:
compound asset growth; compound equity growth; average return on sales, total capital and equity.

Any financial analyst will tell you these measures clearly identify excellent companies. Where most investors err is to assume excellent companies make excellent investments. They don't.

Barry Bannister in a follow up study of the 62 companies cited in In Search of Excellence found that the stock performance of the excellent companies underperformed the S&P 500 over the next 10 years. But what most investors find remarkable is that the "unexcellent" companies-the companies that scored the worst on all measures of excellence-significantly outperformed the S&P 500 Index. In fact, the unexcellent companies exceeded the returns of the excellent companies in 8 out of 10 periods.

In short, the value phenomenon persists because it's counterintuitive. It requires patience in a non-patient world. It requires an ability to accept apparent uncertainty in a world that craves certainty. Value investing is uncomfortable investing. And that is why value investing will likely work for another fifty years.

Is That Where My Money is Going?
Are we investing your funds in unexcellent companies? No. It's not the unexcellent companies that produced the return, but the fact that their savorless nature causes them to sell in the marketplace with a big margin of safety. The real source of return in unexcellent companies is the big discrepancy between their intrinsic value and their prices.

Abandon Growth?

If value investing is so compelling, do we abandon growth altogether? We don't think so. Billionaire Warren Buffett was a value investor. Now he is a growth investor. Says Buffett: "In our opinion, the two approaches are joined at the hip: Growth is always a component in the calculation of value". The bottom line for Buffett and any good investor is getting much more than you give, or getting that margin-of-safety.

Our Strategy

Successful investors make the fewest errors.   Growth is good, not bad.
Excellence is good, not bad. But it's not just what you get, but what you give that makes an investment. Generally, but not always, high growth, excellent companies sell with little to no margin-of-safety. That's why we almost always do our fishing in the Value pond.
Our approach to making fewer errors can be described as testing, testing, testing. We try not to assume, but test, and then adhere to a highly structured, quantitative strategy. We want a combination of growth, profitability, and balance sheet that, when combined with price, produces a high return stock. The result is often growth stocks few have ever heard of selling at value prices.

In Greek mythology, the story is told of the Sirens. They sang so beautifully that sailors who sailed near their shores were pulled off course to shipwreck and death.

Investing has many Siren songs. The Siren songs of growth and excellence are but two of many. The father of Value Investing, Benjamin Graham, had it right so many years ago. It's not value or growth, but margin-of-safety and the discipline to stay the course that makes for investment success.

Investment Policy.  We're frequently asked what the market will do.
We wish we knew, but don't have a clue. Nor does anyone else really. Rather than worry about "the market", we believe we can add the most value to our fund by constantly searching for undervalued stocks. Interestingly, we do not feel that we must "reach" to find good investments. In other words, the margin-of-safety in the stocks we are buying look little different than they did in 1989. We don't know what implication that has for the market, but it strikes us as having favorable implications for your wealth.

Respectfully submitted,
Mark A. Coffelt, CFA
Chief Investment Officer

                               Price/Earnings*		Price/Bookvalue*
Value & Growth Portfolio	         	11.5x		           	2.4x
Average Growth Fund	              	25.8x	           		4.7x
Average Aggressive Growth Fund    	34.1x	           		6.2x
Average Small Company Fund        	28.2x		           	4.5x

Ratios for average funds from latest Morningstar and may not be exactly comparable to the Value & Growth Portfolio.

PORTFOLIO OF INVESTMENTS

            		      	Principal         Issues 		            Value ($)  	% net
			                  Amount			                	                         assets
Short-Term 	         	15,854         	Bank of Boston -     		15,854      	1.3%
Investments 		                      		Repurchase Agreement
				                                 	(Collateralizrd by U.S.
					                                  Treasury Notes,
					                                  First Boston)

Total Cash &
Cash Equivalents	                                           	15,854     		1.3

Common Stocks -	Shares
98.7%

Aerospace/Defense    	3000	           	United Industrial  		 17,250      		1.4

Auto Parts 	           	900          		Borg-Warner	         	31,950	      	2.5
                     	1,300          		Excel			              21,613      		1.7
                                                     							 53,563      		4.2

Banks                			300	          	Citicorp	           		27,188	      	2.2
		                     	772	          	Bank of New York  	   22,678      		1.8
		                   	1,000		          City National	    	   18,125	      	1.4
							                                                    	 67,991	      	5.4

Banks: Canadian     		5,000		          National
                                       Bank of Canada	       45,000      		3.6
	                   		1,700		          Hees International   	20,468	      	1.6
								                                                     65,468      		5.2

Building Materials   	3,000          		Jannock Ltd.        		34,219		      2.7

Cement & Aggregates    	600          		Medusa             			18,450	      	1.5

Computer & Peripherals	 500          		Compaq*	             	32,063	      	2.5
	                     		400	          	Adaptec*	            	24,000		      1.9
		                     	500		          Western Digital*	 	   20,062	      	1.6
		                     	900          		Gateway 2000*	    	   43,087	      	3.4
		                   	1,270		          Stratus Computer* 	   25,083	      	2.0
							                                                   	 144,295	     	11.4

Diversified Company  	3,697           	Gilbert            			44,826	      	3.6
		                     	400           	Raychem               30,000	      	2.4
							                                                     	74,826	      	6.0

					25

Electronics	         	1,700          		Cubic              			33,150      		2.6
			                     300          		CTS Corp.	           	12,638	      	1.0
		                     	700          		Augat		              	14,875	      	1.2
							                                                     	60,663	      	4.8

Financial Services   	3,000	          	Power Corp.         		52,770	      	4.2
	                     		600          		Travelers        	   	29,475      		2.3
			                     900	          	Countrywide Credit	   23,063	      	1.8
	                     		400          		First USA	        	   22,150      		1.8
		                   	1,800	          	Transmedia Network	   10,575	      	0.8
	                     		120          		Dean Witter Discover	  6,600	      	0.5
							                                                    	144,633     		11.5

Home Furnishings     	1,100	          	La-Z-Boy            		33,137	      	2.6

Machinery:
Construction/Mfg.     	2500          		Global Industrial	   	45,937      		3.6
Technology *
                                                     								45,937      		3.6

Manufactured Housing/
RV	                 		3,160		          Coachmen		            81,370	      	6.4
		                   	1,500	          	Thor		               	35,812      		2.8
							                                                    	117,182      		9.3

Medical Supplies   	 	1,200          		Bio-Rad*            		34,500	      	2.7

Oilfield Services/
Equipment	           	2,000          		Daniel Industry     		25,500	      	2.0

Precision Instruments  	600          		Tektronix           		24,525      		1.9

Recreation		          1,200          		Quiksilver*	         	30,000      		2.4

Restaurant            		350		          Sbarro		              	9,056      		0.7

Retail:  Specialty  		2,000		          Dress Barn*	         	21,750	      	1.7

Securities Brokerage 	2,000		          Inter-Regional
                                       Financial            	64,750		      5.1
		                     	965	          	Alex Brown	          	55,849	      	4.4
		                   	1,180	          	Raymond James       		28,615      		2.3
			                     300          		Merrill Lynch	       	19,687		      1.6
	                     		700          		Quick & Reilly      		18,550      		1.5
					                                                    			187,451		     14.9

Toiletries/Cosmetics 	2,400		          Helen of Troy*	      	36,000      		2.9

Total Common Stocks		                                 				1,246,396      	98.7
                                                   (Cost $1,126,288)

                                       Total Investment
                                       Portfolio						   	1,262,250

                                       Other Assets
                                       Less Liabilities						-9,869

                                       Net Assets - 100%		1,252,381
                                       (Applicable to
                                        112,258 shares
                                        outstanding)

*Non-Income Producing Security


At September 30, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,126,288 was as follows:

Gross unrealized appreciation                              148,921
Gross unrealized depreciation                              (28,813)
Net unrealized appreciation                                120,108

Statement of Assets and Liabilities Ending 9/30/96
Assets:

Investments at Market Value,
(Identified Cost $1,126,288)  (Note 1-A)                   			$1,246,396
Cash 					                                                      		15,854
Dividends and Interest Receivable		                                 	851
  Total Assets 					                                           1,263,101

Liabilities:
  Payable for securities purchased				                             9,808
  Accrued Expenses					                                              912
  Total Liabilities				                                          	10,720
Net Assets			                                              			$1,252,381
(Applicable to 112,528 shares outstanding,
 $.001 par value, unlimited shares authorized)

Net Asset Value and Repurchase Price per Share                  		$11.13

Maximum Offering Price per Share	                               		$11.46
 (100/97 of net asset value)

Net Assets
  At September 30, 1996, net assets consisted of:
  Paid-in Capital				                                        	$1,107,396
  Accumulated net realized gains on investments	                 	24,877
  Unrealized appreciation of investments			                      120,108
                                                         					$1,252,381

			28

Statement of Operations From November 6, 1995 to September 30, 1996
Investment Income
  Income
    Dividends			                                            			10,957
    Interest				                                              		1,891

Total Investment Income		                                    		12,848
  Expenses
    Advisory fee (Note 2	                                    			7,588
    Distribution fees		                                      			2,544
    Administration Fees	                                     			6,606

Total Expenses		                                            			16,738

Net Investment (Loss)				                                     	(3,890)

Realized and Unrealized Gain on Investment
    Net Realized gain from security transactions 		            28,969
    Increase in unrealized appreciation of investments       	120,108


Net realized and unrealized gain on investments		             149,077

Net Increase in Net Assets Resulting from Operations	        $145,187

INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net Investment Loss				                                  $(3,890)
    Net Realized gain (Loss) on investments 	                	28,969
    Increase in unrealized appreciation of investments      	120,108

Net Increase in Net Assets from Operations	                		145,187
Distributions to Shareholders
    Net Realized gains	                                    				(202)

Capital Share Transactions (a)
    Increase in net assets resulting
    from capital share transactions		 	                    1,007,396
Total increase in net assets		                           		1,152,381

Net Assets
    Beginning of Period	                                 			$100,000

End of Period			                                       			$1,252,381

(a) Summary of capital share activity follows:
							                               SHARES                Value
Shares Sold					                      115,274            	$1,143,762
Distributions Reinvested				               20                   	202
Shares Redeemed					                  (12,766)             	(136,568)
Net Increase 					                    102,528            	$1,007,396

Financial Highlights for Period Ending
September 30, 1996

Per Share Operating Performance
   Net asset value, beginning of period	                	$10.00

Income from investment operations:
   Net investment income (loss)		                         	(.03)
Net Realized and unrealized gain on investments           	1.17
Total from investment operations		                        	1.14
Less Distributions from
   Net capital gains                                   				(.01)

Net Asset Value end of period	                         		$11.13

Total Return                                         					11.40%

Ratios/ Supplemental Data
Net Assets-End of Period ($000)                       			$1,252
Ratios to average net assets
   Expenses				                                           	2.20% (a)
   Net investment income (loss)	                         		(.51)% (a)
   Portfolio Turnover			                                 	67.6%
   Average Commissions per Share                         		$.08

(a)Annualized

To the Shareholders and Board of Directors
Texas Capital Value Funds, Inc.
Value & Growth Portfolio
We have audited the accompanying statement of assets and liabilities of Value & Growth Portfolio (the "Fund"), a series of shares of Texas Capital Value Funds, Inc., including the portfolio of investments, as of September 30, 1996, and the related statements of operations and changes in net assets, and the financial highlights for the period November 6, 1995 (commencement of operations) to September 30,
1996. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value & Growth Portfolio of the Texas Capital Value
Funds, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period November 6, 1995 to September 30, 1996 in conformity with generally accepted accounting principles.
TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
November 1, 1996

Organization and Significant Accounting Policies
Texas Capital Value Funds, Inc. was incorporated on June 26, 1995 as a Maryland Corporation and is registered under the Investment
Company Act of 1940 as a non-diversified, open-end management investment company. The Value & Growth Portfolio (the "Fund"), a series of the Texas Capital Value Funds, Inc., began investment operations on November 6, 1995. The Fund's investment objective is capital appreciation, with income a secondary consideration. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
A. Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued as of the close of business of the exchange on each business day which that exchange is open (presently 4:00pm Eastern time).
Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.
B. Income Taxes - The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Fund from income and excise taxes.
C. Securities Transactions, Investment Income and Other - Securities transactions are recorded on the next business date after trade date. Realized gains and losses on sales of
D.  investments are calculated on the identified cost basis.

E. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
F. Accounting Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES

Investment Advisory and Administrative Agreements
The Fund has an investment advisory agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.0% of the average daily net assets.
The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.
Under the investment advisory agreement, if the aggregate expenses of the Fund (including the fees to the Advisor but excluding taxes, interest, brokerage fees and commissions, distribution fee and extraordinary expenses) exceed the limitations imposed by state securities administrators, the Advisor, at its option, may reduce its fee by the amount of such excess.
In addition, the Advisor is acting as the administrator to the Fund.
For these services, the Advisor receives a fee, computed daily at an annual rate of .70% of the average daily net assets. The administrator's fee was reduced from .90% to .70%, effective August
28, 1996.

Transactions with the Distributor
Choice Investments, Inc., the Company's Distributor, was paid $4,111 in commissions for executing Fund transactions.
Distribution Agreement and Plan
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which the Company contracts with registered broker-dealers and their agents to distribute shares of the Fund. The distribution fee was reduced from .35% to .25%, effective August 28, 1996. For the period ending September 30, 1996, the amount paid to the Distributor was $2,544.

3.    PURCHASES AND SALES OF SECURITIES
For the period ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,337,372 and $1,240,053, respectively.

4.    FEDERAL INCOME TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Texas Capital Value Funds, Inc.

Form N-1A
Part C

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statements Filed as part of this registration statement:

	Portfolio of Investments
	Statement of Assets & Liabilities
	Statement of Operations
Financial Highlights

(b)  Exhibits:

(1)  Agreement and Declaration of Trust - 1

(2)  By-Laws - 1

(3)  Voting Trust Agreement - Not Applicable

(4)  Specimen Share Certificate - Not Applicable

(5)  Form of Investment Advisory Agreement - 2

(6)  Form of Distribution and Sales Agreement - Included

(7)  Benefit Plan - Not Applicable

(8)  Form of Custodian Agreement - 2

(9) Other material contracts; Transfer Agent Agreement and
Accounting Services Agreement - 1

(10)  Consent and Opinion of Counsel as to legality of shares -
Included

(11) Consent of Accountants - Included

(12) All Financial Statements omitted from Item 23 -- Not Applicable

(13) Letter of Understanding relating to initial capital - 1

(14) Model retirement Plan Documents - 2

(15) Form of Plan pursuant to Rule 12b-1 - 2

(16) Schedule for Computation of Performance Quotations:
Performance, assuming the maximum sales load of 4.5% is computed as follows:

$1,000(1+.066).8877 = $1,058.38

Where $1,000 is the initial amount invested, .066 is the total return since inception, after deducting a front-end sales charge of 4.5%, and
 .8877 is the number of years for which the return is calculated. $1,058.38 is the Period Ending Redeemable Value at the end of the fiscal year. The fund was effective on November 6, 1995, and the period for which the return has been calculated ended on September 30th, 1996.

 (17)  Financial Data Schedule Meeting the requirements of rule 483
under the Securities Act of 1933.	3

1. Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on August 22nd,
1995.

2. Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on August 1st, 1996.

3. Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on February 3rd,
1997.

Item 25.  Persons Controlled by or under Common Control with
Registrant.

	As of the date of this Amendment to the Registration
Statement, there are no persons controlled or under common control with the Registrant.

Item 26.  Number of Holders of Securities.

	Shares of Beneficial Interest, par value: $.0001

	Value & Growth Portfolio		191

Item 27.  Indemnification

	The information on indemnification is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's
Registration Statement.

Item 28.  Business and Other Connections of Investment Adviser.

	With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADV's as amended:


	First Austin Capital Management, Inc.	File No. 801-31075

Item 29.  Principal Underwriters - N/A

Item 30. Location of Accounts and Records

	The information on the location of accounts and records is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.

Item 31.  Management Services:  Discussed in Part A and B

Item 32.  Undertakings

	The registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Exhibit 6

	DISTRIBUTION AGREEMENT

	THIS DISTRIBUTION AGREEMENT (this "Agreement") is made this ____ day of __________, 1997, between Texas Capital
Value Funds, Inc., a Maryland corporation (the "Company"), and Choice Investments, Inc., a Texas corporation (the "Distributor"). This Agreement amends, restates and supersedes in its entirety that certain Distribution Agreement dated August 10, 1995, between the parties hereto, as amended by (i) that certain 1st Amendment to the Distribution Agreement dated June 5, 1996, and (ii) that certain 2nd Amendment to the Distribution Agreement dated August 28, 1996.

	WITNESSETH:

	WHEREAS, the Distributor is a broker-dealer registered with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"); and
	WHEREAS, the Company is an open-end non-diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940
("1940 Act"); and
	WHEREAS, the Company operates as a "series company" as contemplated by Rule 18f-2 under the 1940 Act and is authorized to issue shares of beneficial interest in various investment series representing interests in separate portfolios of securities and other assets; and
	WHEREAS, as of the date of this Agreement, the Company is offering for public sale two distinct series of shares of beneficial interest corresponding to distinct portfolios to be commonly known as the Value and Growth Portfolio and the Growth & Income Portfolio
(each individually, a "Fund" and collectively,  the "Funds"); and
	WHEREAS, the Company desires the Distributor to act as distributor, on a principal basis, in offering the shares of the Funds for sale to the public and the Distributor desires to so act;
	NOW, THEREFORE, in consideration of the foregoing and the mutual promises and covenants set forth herein and for other good and valuable consideration, receipt and adequacy of which is acknowledged, the Company and the Distributor mutually agree that the Distributor will provide distribution services for the Funds as follows:

1. Right to Distribute. The Distributor shall have the exclusive right, on the terms and conditions contained herein, to purchase, promote, and resell shares of the Funds within any state in the United States of America in which the Funds are properly registered (the "Territory").

2.  Distributing the Fund.
	A. The Distributor shall use its best efforts to promote, offer for sale and sell the shares of the Funds to the public on a continuous basis within the Territory. In so doing, the Distributor shall conduct its affairs in accordance with the Rules of Fair Practice of the NASD, the 1940 Act and all laws and regulations promulgated thereunder, and all state and local regulations. The Distributor is authorized to enter into written agreements for the sale of shares of the Funds
("Sales Agreements") with registered broker-dealers who are members of NASD, on forms previously approved in writing by the Company for this purpose. Some of such broker-dealers may be contracted with by the Distributor to wholesale the Funds to other broker-dealers (the "Wholesalers"). One such Wholesaler shall be Mr. David Flora, an individual (the "Original Wholesaler"). The Distributor may also distribute shares of the Funds directly through its own registered representatives. In either event, the Distributor shall be responsible for the payment of any and all fees or commissions to such broker-dealers or representatives (individually a "Dealer"; collectively the "Dealers") out of the total fees paid by the Funds to the Distributor, in the amounts and as provided in Paragraph 4(A) below.
	B. Prior to entering into any Sales Agreement with a third party, or any amendment thereto, the Distributor shall deliver a copy of the Sales Agreement or amendment to the Company and the Company shall have ten (10) business days within which to approve or disapprove same by written notice to the Distributor. If no such notice is sent, such Sale Agreement or amendment shall be deemed approved.
The Company may grant or withhold any such approval in its sole and absolute discretion. If the Company disapproves and notifies the Distributor of same as required herein, the Distributor will not enter into such Sales Agreement or amendment.
	C. Any Sales Agreement entered into between the Distributor and the Original Wholesaler with respect to the Funds (the "Wholesale Agreement") shall provide that the Distributor may terminate the Wholesale Agreement without cause or penalty by giving written notice of same (the "Termination Notice") to the Original Wholesaler any time prior to that date (the "Threshold Date") which is the earlier to occur of (i) October 1, 1997, or (ii) the date on which the Original Wholesaler has generated Five Million Dollars ($5,000,000.00) of
"Net Wholesaler Assets" (as defined in Paragraph 4(A) below). The Wholesale Agreement shall also provide that the Distributor may terminate the Wholesale Agreement without cause on or after the Threshold Date by giving a Termination Notice to the Original
Wholesaler and paying the Original Wholesaler a "Buyout Amount"
(as defined below). Such Buyout Amount shall be payable either in full at the time of the Termination Notice or in twelve consecutive equal monthly installments at an interest rate of ten percent (10%) per annum, as determined by the Distributor in its sole and absolute discretion.
	The Distributor shall exercise its termination rights contained in the Wholesale Agreement immediately upon receiving written notice from the Company requesting same. In such case, if a Buyout Amount is required, the Company shall pay such amount to the Original Wholesaler either in full or in installments as provided above, as determined by the Company in its sole and absolute discretion.
	For the purposes of this Agreement, the "Buyout Amount" shall mean an amount equal to six (6) times the sum of: (x) the 12b-1 fees earned by the Original Wholesaler during the last two full calendar months preceding the month such Termination Notice was given (the "Last Two Full Months"), plus (y) the amount of the compensation paid by the Company to the Distributor pursuant to the provisions of Subparagraph 4(A) below during the Last Two Full
Months, plus (z) the sales load holdback (as defined in the most recent effective prospectus for the Funds (the "Prospectus")) for the Last Two Full Months.
	Notwithstanding anything contained herein to the contrary, if the Company ceases charging a sales charge on all sales of shares of the Funds at any time after the Threshold Date, but prior to the date on which this agreement terminates, the Buyout Amount shall become immediately due and payable to the Original Wholesaler as provided herein.
	In addition, notwithstanding anything contained herein to the contrary, if this Agreement terminates after the Threshold Date and such termination is not the result of any misfeasance or malfeasance by the Original Wholesaler, any new distribution arrangement made by the Company for the Funds shall provide for the retention of the Original Wholesaler as a Wholesaler or the payment to the Original Wholesaler of the Buyout Amount on the terms and conditions provided herein.
	D. The Company may suspend sales of shares of any or all of the Funds for any reason whatsoever within its sole and absolute discretion. Any such suspension shall be effective upon the receipt by the Distributor of written notice of same. The provisions of this Agreement shall remain in full force and effect during the period of any such suspension. Any subsequent decision by the Company to renew sales may also be made by the Company in its sole and absolute discretion and such sales shall resume upon the receipt of written notice by the Distributor. Upon receipt of any such notice to suspend or resume sales, the Distributor shall notify all Dealers immediately of such suspension or resumption and shall be responsible to enforce same.
	E. Future series of the Company or derivations of existing series of the Company, if any, are not included within the scope of this Agreement. The Distributor understands and acknowledges that any such future series may include one or more so-called "private label" series formed by the Company for other security dealers under one or more of the existing series.
	F. Notwithstanding anything contained in this Agreement to the contrary, the Company shall not employ any Wholesaler to wholesale the Funds to other broker-dealers in the State of Texas.

3. Pricing Policies. The price at which the shares of each Fund may be sold to the public shall be the net asset value per share as determined in accordance with the provisions of the 1940 Act, less any sales commissions as set forth in the Prospectus.

4.  Distributor Compensation.
    A. The Board of Directors has adopted a Distribution Plan (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and
Rule 12b-1 (the "Rule") thereunder after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Pursuant to such Distribution Plan, and as compensation for the services performed and the expenses incurred by the Distributor under this Agreement (including the commissions and other fees and expenses paid by the Distributor for the sale of shares of the Funds), the Company shall pay to the Distributor: (i) on a monthly basis, in arrears, a distribution fee, accrued daily, as set forth in the Prospectus; (ii) for shares of the Funds sold with a sales charge, the underwriting discount applicable thereto determined in accordance with the payment schedule set forth in the Prospectus; and (iii) on a calendar monthly basis, in arrears, twenty (20) basis points annually on the net cumulative assets generated from wholesaling the Funds to other Dealers (the "Net Wholesaler Assets"), provided, however, such
Net Wholesaler Assets shall not include assets invested by investment advisors, assets which come into the Funds directly, or assets invested prior to the date of this Agreement. The Distributor shall promptly pay the entire amount of any compensation the Distributor receives pursuant to the provisions of the preceding subparagraph (iii), to the applicable Wholesaler(s) with no holdbacks.

	B. If the Distributor has sufficient evidence that the load structure of shares of the Funds is not appropriate to address the Dealer market, the Distributor shall request that the Company consider changes to such load structure. Such request shall be made by the Distributor to the Company in writing. The Company may determine, in its sole and absolute discretion, upon the receipt of such a request whether such change or even the discussion of same is necessary.


5.  Costs..
	A. The Distributor shall be responsible for all its costs and expenses, incurred in the performance of its obligations hereunder, including, without limitation, advertising costs and a service fee to each Dealer. The service fee payable by the Distributor to each Dealer shall equal the difference between (i) the 12b-1 fee in the Prospectus, and (ii) 10/100 of one percent (0.10%) of the Funds' shares owned by investors for whom such Dealer is the holder or dealer of record.
	B. Notwithstanding the foregoing, the Company shall be responsible for (i) the cost of printing and distributing prospectuses, proxy solicitations, and reports to shareholders, and (ii) "Incidental Expenses" (as hereinafter defined) incurred by the Original
Wholesaler in the distribution of shares of each Fund, such Incidental Expenses not to exceed One Hundred Dollars ($100.00) per Fund per month. With respect to Incidental Expenses, the Company shall not be responsible for paying any Incidental Expenses in excess of One Hundred Dollars ($100.00) per Fund per month unless such excess Incidental Expenses were approved by the Company in advance in writing. The Distributor shall cause the Original Wholesaler to keep a written record of Incidental Expenses incurred each month for each Fund along with the original receipts documenting such expenses, and shall cause the Original Wholesaler to submit a written report of same for each Fund to the Company within the first five (5) business days of each month. Each such report shall be accompanied by copies of the applicable original receipts.
	For the purposes of this Agreement, "Incidental Expenses" shall mean and be limited to the following costs and expenses incurred by the Original Wholesaler while wholesaling the Funds to Dealers:
(a) telephone & fax expenses, (b) mail and Federal Express charges,
(c) business card & stationary expenses, (d) the cost of occasional meals with prospects and customers, (e) the cost of refreshments at business meetings, (f) the cost of small gifts and promotional items,
(g) travel expenses at the Internal Revenue Service allowable rate per mile, (h) the cost of air fare, and (i) hotel/motel expenses.
	C. The Original Wholesaler shall have a one time option, to be exercised by written notice of same by the Original Wholesaler to the Company in the month of December, 1997, to either continue reimbursement of Incidental Expenses to the Original Wholesaler as provided in Subparagraph 5(B) above, or take an additional five (5) basis points from Net Wholesaler Assets as provided in Subparagraph 4(A) above, any such change to be effective January 1, 1998. If the Original Wholesaler fails to exercise such option, the Original Wholesaler shall continue to be reimbursed as provided in Subparagraph 5(B) above.
	D. The Distributor agrees to make available to its Wholesalers, including, without limitation, the Original Wholesaler, any information generated by the transfer agent for the Funds related to commissions, fees or other compensation which may be due to the Distributor or its Wholesalers.

6.  Exclusions From Compensation.
	A. Nothing herein shall prevent the Company from issuing directly, without payment of any sales fee or commission to the Distributor, shares of the Funds as a dividend or distribution to its shareholders or in a reorganization.
	B. Notwithstanding anything contained in this Agreement to the contrary, the Company may contract directly with securities broker-dealers to distribute shares in the Funds to investors or shareholders which are not subject to sales charges as set forth in the Prospectus. Any fees due such broker-dealers will be paid by the Company through the Distributor, with the Distributor retaining no part of such fees whatsoever.

7. Advertising Policies. The Company will cooperate with the Distributor and its Dealers in providing for continuous and effective advertising and promotion of the Funds' shares throughout the Territory. Nothing herein shall prevent the Distributor from independently advertising and marketing the Funds' shares within the Territory, provided, however, that any such advertising or marketing, in whatever form, shall be reviewed and approved by the Company in writing prior to its use by the Distributor.

8. Indemnification. The Distributor agrees to indemnify the Company against and hold the Company harmless from any claims, liabilities, losses, damages, costs and expenses, including, but not limited to, actual attorneys' and accountants' fees and expenses, arising out of or relating to any act or omission of the Distributor, Distributor's agents, employees, independent contractors or representatives, in connection with the distribution of the Funds' shares, including, without limitation, (i) the advertising, sale or servicing of the Funds' shares,
(ii) any representations or warranties made by the Distributor, its agents, employees, independent contractors or representatives with respect to the Funds' shares and (iii) any signature guarantees made by the Distributor in accordance with the provisions of Paragraph 20 below. Further, in the event that any of the Distributor's Wholesalers or Dealers shall, with respect to any Fund's shares purchased from the Distributor, fail to discharge the Dealer's obligations to the original consumer pursuant to the terms and conditions of the Prospectus, the Distributor agrees to discharge promptly such unfulfilled obligations.

9. Financial Policies. The Distributor acknowledges the importance to the Company of the Distributor's sound financial operation. The Distributor shall maintain and employ in connection with the Distributor's business and operations under this Agreement such working capital and net worth as may be required to enable the Distributor properly and fully to carry out and perform all of the Distributor's duties, obligations and responsibilities under this Agreement.

10. Use of the Company's Name. The Distributor will not use, authorize or permit the use of, the name "Texas Capital Value Funds, Inc.", "Value and Growth Portfolio", "Texas Opportunity Fund", or "Growth and Income Portfolio", or any other trademark or trade name owned by the Company as part of its firm, corporate, or business name in any way. The Distributor shall not contest the right of the Company to exclusive use of any trademark or trade name used or claimed by the Company. The Distributor may, subject to the Company's policies regarding reproduction of same and the prior approval provisions of Paragraph 7 above, utilize the Company's name, trademarks or logos in advertising and marketing materials.

11. Relationship of the Parties. The relationship between the Company and the Distributor is that of vendor and vendee. The Distributor, its agents, employees, representatives, independent contractors, Wholesalers and Dealers shall under no circumstances, be deemed employees, agents, representatives, independent contractors, wholesalers or dealers of the Company. Neither the Distributor nor the Company shall have any right to enter into any contract or commitment in the name of, or on behalf of the other, or to bind the other in any respect whatsoever.

12.  Term and Termination.
	A. This Agreement shall take effect upon its execution. Thereafter, this Agreement shall continue in effect, unless sooner terminated as hereinafter provided, for one year periods so long as its continuance is approved annually in advance by a majority vote of the Board of Directors including the vote of a majority of the Directors who are not parties to this Agreement or interested persons of any such party. Such votes shall be cast in person at a meeting called for the purpose of voting on such approval in accordance with the procedures and requirements of the 1940 Act.
	B. The terms and provisions of this Agreement shall be modified automatically to conform with the requirements imposed by the 1940 Act and by the Securities Exchange Act of 1934 and the rules and regulations promulgated thereunder.
	C. This Agreement shall automatically terminate in the event of its whole or partial assignment by either party, as provided by the 1940 Act.
	D. Either party hereto shall have the right to terminate this Agreement without payment of a penalty upon sixty (60) days' prior written notice to the other party, which notice may be waived by such other party; termination by the Company shall be effected by vote of a majority of the Directors including a majority of the Directors who are not parties to this Agreement or interested persons of any such party.
	E. Notwithstanding the foregoing, the Company may terminate this Agreement effective immediately upon notice to the Distributor upon the occurrence of any of the following events: (1) failure of the Distributor to fulfill or perform any one of the duties, obligations or responsibilities of the Distributor under this Agreement;
(2) any attempted assignment by the Distributor of any interest in this Agreement or delegation of the Distributor's obligations hereunder without the Company's prior written consent; (3) any sale, transfer, or relinquishment, voluntary or involuntary, by operation of law or otherwise, of any material interest in the direct or indirect ownership or any change in the management of the Distributor; (4) failure for any reason of the Distributor to function in the ordinary course of business;
(5) conviction in a court of competent jurisdiction of the Distributor, or a manager, partner, principal officer or major stockholder of the Distributor for any violation of law tending, in the Company's sole discretion, to affect adversely the operation or business of the Distributor or the good name, goodwill, or reputation of the Company, the Funds, or the Distributor; or (6) submission by the Distributor to the Company of false or fraudulent reports or statements. The determination that any of the foregoing listed events have occurred shall be made by the Company in good faith in its sole and absolute discretion.
	F. The Distributor shall be deemed to be an independent contractor and shall be free to render to others similar or dissimilar services as those rendered under this Agreement.
	G. If this Agreement terminates but prior to such termination the Buyout Amount provided for in Subparagraph 2(C) above became due and payable, then, notwithstanding anything contained herein to the contrary (including, without limitation, the provisions of Paragraph 13 below), the Buyout Amount shall be paid by the Company to the Original Wholesaler as provided in Subparagraph
2(C) above regardless of such termination, unless any of the events listed in Subparagraph 12(E) above has occurred with respect to the Original Wholesaler.

13. Obligations on Termination. On termination of this Agreement, the Distributor shall cease to be an authorized distributor of the Funds' shares, and neither party shall be liable to the other because of such termination for compensation, reimbursement or damages on account of the loss of prospective profits or anticipated sales, or on account of expenditures, investments, or commitments in connection with the business or goodwill of the Company or the Distributor or for any other reason whatsoever growing out of such termination. Within five
(5) business days after any such termination, the Distributor shall promptly deliver to the Company all original documents and other written materials relating to the distribution of the Funds' necessary for the Company to continue such distribution, including, without limitation, any written agreements with Dealers and Wholesalers.

14. Interested Persons. Absent law or regulation to the contrary, neither this Agreement nor any transaction entered into pursuant hereto, shall be invalidated or in any way affected by the fact that directors, officers, or stockholders of the Company are or may be interested persons of the Distributor as directors, officers, or stockholders or otherwise; or that directors, officers or stockholders of the Distributor are or may be interested persons of the Company as directors, officers, shareholders, or otherwise.

15. Reports. Unless otherwise provided herein, the Distributor shall prepare reports for the Board of Directors of the Company showing such information concerning expenditures related to this Agreement as from time to time shall be reasonably requested by such Board of Directors but in no event less frequently than quarterly.

16. Notices. Any notice required or permitted to be given hereunder must be in writing and may be given by personal delivery or by mail, and if given by mail shall be deemed sufficiently given if sent by registered or certified mail addressed to the party to be notified at the following applicable address:

	The Company:

	Texas Capital Value Funds, Inc.
	1600 West 38th Street, Suite 412
	Austin, Texas  78731

	The Distributor:
	Choice Investments, Inc.
	5900 Balcones Drive, Suite 100
	Austin, Texas 78731

	Either party may specify a different address for notice purposes by written notice to the other.

17. Governing Law. This Agreement is executed and delivered in the State of Texas and shall be governed by the laws of Texas and the 1940 Act.

18. Entire Agreement. This Agreement constitutes the entire agreement between the parties and terminates and supersedes all prior understandings or agreements on the subject matter hereof. No conditions or warranties shall be implied herefrom unless expressly set forth herein. The Distributor and the Company each acknowledge that the terms and conditions of this Agreement, and each of them, are reasonable and fair and equitable. This Agreement may be modified only by a future writing that is duly executed by both parties.

19. Assignment. Neither this Agreement nor any interest in this Agreement may be assigned by the Distributor or the Company.

20. Signature Guarantees. The Distributor is authorized by the Company to make signature guarantees which may be relied upon by the Company as factual and genuine. As provided by the provisions of Paragraph 8 above, in the event of fraud, or any problem which may arise out of a signature guarantee made by the Distributor causing the Company to incur some loss or expense, the Distributor shall reimburse the Company for any and all such losses or expenses.

21. Severability. If any term of this Agreement is held by a court of competent jurisdiction to be invalid or unenforceable, then this Agreement, including all of the remaining terms, will remain in full force and effect as if such invalid or unenforceable term had never been included.

22. Waiver. Waiver by either party of any breach of any term, covenant or condition in this Agreement shall not be deemed to be a waiver of any subsequent breach of the same or any other term, covenant or condition herein contained, nor shall any custom or practice which may grow up between the parties in the administration of the terms hereof be deemed a waiver of or in any way affect the right of each party to insist on the performance of the other party in strict accordance with said terms.

23.  Time Is of the Essence.  Time is of the essence of this Agreement.

24. Attorneys' Fees. In the event of any litigation or arbitration between the parties with respect to this Agreement, all costs and expenses, including, without limitation, actual professional fees such as accountants' and attorneys' fees, incurred by the prevailing party, shall be paid by the other party, which obligation on the part of the other party shall be deemed to have accrued on the date of the commencement of such action and shall be enforceable whether or not the action is prosecuted to judgement.

25. Mandatory Arbitration. All disputes arising under this Agreement shall be arbitrated pursuant to the Commercial Arbitration Rules of the American Arbitration Association.

26. Independent Counsel. The parties acknowledge that they have had the opportunity to consult with independent counsel of their own choosing in the negotiation and execution of this Agreement.


	IN WITNESS WHEREOF, the parties have executed this Agreement on the date first above written.

Distributor:

Choice Investments, Inc., a Texas corporation



By:__________________________________________



Its:_________________________________________


Company:

Texas Capital Value Funds, Inc., a Maryland corporation



By:__________________________________________
      Mark A. Coffelt, President

Exhibit 11
Opinion and Consent of Counsel:

Susan Braun Rice
Attorney At Law
27 New Haven
Laguna Niguel, California  92677
714-661-8399

February 3, 1997

Texas Capital value Funds, Inc
1600 West 38th Street, Suite 412
Austin, Texas 78731

Gentlemen:

I have been asked to provide this opinion in connection with the registration under the Securities Act of 1933 of an indefinite number of shares of common capital stock (par value .0001 per share) of Texas Capital Value Funds, inc., a Maryland corporation (the "Company").

I have examined the Articles of Incorporation of the Company; the Bylaws of the Company, as amended; various pertinent corporate proceedings; and such other items considered to be material to determine the legality of the sale of the authorized but unissued shares of the Company's common capital stock. With respect to the good standing of the Company, I am advised by the State Department of Assessments and Taxation of the State of Maryland that the Company is in good standing with the State of Maryland, its state of incorporation, and that all taxes due have been paid.

Based upon the foregoing, it is my opinion that upon the effectiveness of the Post Effective Amendment to the Securities Act Registration Statement of the Company filed pursuant to the provisions of Section 24(f) of the Investment Company Act of 1940 to register an indefinite number of shares of the Company's common capital stock (.0001 par value per share), and during such time as such Registration Statement is in effect, the Company will be authorized to solicit and cause to be solicited share purchase orders and to issue its shares for a cash consideration, as described in the Company's Registration Statement, which shares so issued will be validly issued, fully paid and non-assessable shares.

I offer no opinion with respect to the offer and sale of the Company's securities under the securities laws of the several states, the District of Columbia, any territory of the United States or of any foreign country.

I consent to the inclusion of this opinion as an exhibit to the Registration Statement of the Company and to the reference in the Company's Prospectus and/or Statement of Additional Information to the fact that this opinion concerning the legality of the issue on behalf of the Company, as issuer, has been rendered by me.

Very Truly Yours,
Susan Braun Rice
Susan Braun Rice

Exhibit 12 - Letter from Certified Public Accountant:

To the Shareholders and Board of Directors
Texas Capital Value Funds, Inc.
Value & Growth Portfolio

We have audited the accompanying statement of assets and liabilities of Value & Growth Portfolio (the "Fund"), a series of shares of Texas Capital Value Funds, Inc., including the portfolio of investments, as of September 30, 1996, and the related statements of operations and changes in net assets, and the financial highlights for the period November 6, 1995 (commencement of operations) to September 30,
1996. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value & Growth Portfolio of the Texas Capital Value
Funds, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period November 6, 1995 to September 30, 1996 in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
November 1, 1996

UNDERTAKING

	The registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Signatures

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Austin the in State of Texas on Feb 3, 1997..

	TEXAS CAPITAL VALUE FUNDS, INC.

					by:  Mark A. Coffelt
					Mark A Coffelt
					President


Mark A. Coffelt	President, Chief Investment Officer and Director
Mark A Coffelt		                   			Feb 3, 1997

Edward Clark		Director	             		Feb 3, 1997
Edward D. Clark

John Henry McDonald	Director       			Feb 3, 1997
John Henry McDonald

Janis Claflin		Director		            	Feb 3, 1997
Janis Claflin

Eric Barden		Secretary              		Feb 3, 1997
Eric Barden